As filed with the Securities and Exchange Commission on January 4, 2005
                                             Securities Act File No. 333-______
                                      Investment Company Act File No. 811-_____

_______________________________________________________________________________

                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                          ___________________________

                                    FORM N-2
                          ___________________________


  |X|  Registration Statement under the Securities Act of 1933
         |_|  Pre-Effective Amendment No.
         |_|  Post-Effective Amendment No.
                           and/or
  |X|  Registration Statement under the Investment Company Act of 1940
         |_| Amendment No.

                          ___________________________

                         POST/CLAYMORE HIGH YIELD FUND
               (Exact Name of Registrant as Specified in Charter)
                          ___________________________

                           2455 Corporate West Drive
                             Lisle, Illinois 60532

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (630) 505-3700

                                Nicholas Dalmaso
                             Claymore Advisors, LLC
                           2455 Corporate West Drive
                             Lisle, Illinois 60532

                    (Name and Address of Agent for Service)
                          ___________________________

                                   Copies to:

                      Thomas A. Hale and Charles B. Taylor
                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 W. Wacker Drive
                            Chicago, Illinois 60606


     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     It is proposed that this filing will become effective (check appropriate box):
     |X|    When declared effective pursuant to section 8(c).

     If appropriate, check the following box:

     [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment]
          [registration statement].

     [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is [ ].

               CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
---------------------- -------------- ------------------ ------------------- -----------------
    Title of Being     Amount Being     Offering Price       Aggregate           Amount of
Registered Securities   Registered        Per Share       Offering Price (1)  Registration Fee
---------------------- -------------- ------------------ ------------------- -----------------
 Common Shares, $0.01   66,667 Shares       $15.00            $1,000,000       $117.70
      par value
---------------------- -------------- ------------------ ------------------- -----------------

(1) Estimated solely for the purpose of calculating the registration fee.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

===============================================================================
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
===============================================================================

                             Subject to Completion
                  Preliminary Prospectus dated January 4, 2004
PROSPECTUS
----------

[POST ADVISORY LOGO]                                          [CLAYMORE(R) LOGO]

                                           Shares
                         Post/Claymore High Yield Fund

                                 Common Shares
                                $15.00 per share
                                 ______________

     Investment Objectives and Policies. Post/Claymore High Yield Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital appreciation as a secondary objective when consistent with its primary investment objective. The Fund will pursue its investment objectives by investing its assets primarily in below investment grade quality debt securities and in other income-producing securities.

     Investment Parameters. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined in this Prospectus) in below investment grade quality debt securities and in other income-producing securities of U.S. and foreign issuers, including corporate bonds, loans made to corporate and other business entities, convertible securities, preferred securities, asset-backed securities, securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring, and investments in derivatives and other structured instruments that have economic characteristics similar to the Fund's direct investments in below investment grade quality securities. Below investment grade debt securities are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Service ("S&P") or Fitch Ratings Ltd. ("Fitch") or, if unrated, determined to be of comparable quality by the Fund's sub-adviser. Below investment grade quality debt securities and other income-producing securities are commonly referred to as "high yield securities" or "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Because the Fund's investments will be concentrated in high yield securities, an investment in the Fund will be subject to a high degree of risk. High yield securities involve greater risk of loss, are subject to greater price volatility and are potentially less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. To the extent not invested in high yield securities, the Fund may invest a portion of its assets (normally not more than 20% of its Managed Assets) in other securities and financial instruments, including investment grade debt securities, common equity securities and derivatives.
     (continued on following page)

     Investing in the Fund's common shares involves certain risks that are described in the "Risks" section beginning on page [__] of this prospectus.
                                ________________
                                                         Per Share     Total (1)
    Public Offering Price..............................    $15.00          $
    Sales Load (2).....................................     $.675          $
    Estimated offering expenses (3)....................      $.03          $
    Proceeds, after expenses, to the Fund (4)..........   $14.295          $

                                                       (notes on following page)

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     The common shares will be ready for delivery on or about        , 2005.

                           Claymore Securities, Inc.

                               _________________

                     The date of this Prospectus is , 2005

(Continued from previous page)

         Investment Adviser and Sub-Adviser. Claymore Advisors, LLC (the "Adviser") will be the Fund's investment adviser. Post Advisory Group, LLC (the "Sub-Adviser") will serve as the Fund's investment sub-adviser and will be responsible for making investment decisions with respect to the Fund's assets.

         Financial Leverage. The Fund may use financial leverage through the issuance of preferred shares ("Preferred Shares"), through borrowings or the issuance of commercial paper or other forms of debt ("Borrowings") or through a combination of Preferred Shares and Borrowings (collectively "Financial Leverage"). The Fund currently anticipates issuing Preferred Shares with an aggregate liquidation preference representing approximately 33% of the Fund's total assets after such issuance. The Fund expects that the Preferred Shares, if issued, will be rated in the highest rating category by one or more national rating agencies and will have short-term dividend rates, which are expected, under current market conditions, to be lower, on average, than the yields on the additional securities that the Fund would purchase with the proceeds of the Preferred Shares. So long as the net rate of return on the Fund's investments purchased with the proceeds of the Preferred Shares exceeds the dividend rate payable on the Preferred Shares, such excess earnings will be available to pay higher dividends to holders of the Fund's common shares. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed. See "Use of Financial Leverage."

         No Prior History. Because the Fund is newly organized, its common shares have no history of public trading. Common shares of closed-end funds frequently trade at prices lower than their net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their common shares in a relatively short period after the completion of the public offering. The Fund expects to apply to have the common shares offered by this Prospectus listed on the New York Stock Exchange under the symbol "[__]."

         You should read this Prospectus, which contains important information about the Fund that you ought to know before deciding whether to invest, and retain it for future reference. A Statement of Additional Information, dated , 2005, containing additional information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page [ ] of this Prospectus, by calling (800) 345-7999 or by writing the Fund, or you may obtain a copy (and other information regarding the Fund) from the SEC's web site (http://www.sec.gov).

         The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

(notes from previous page)
__________________________

   (1) The underwriters may also exercise an option to purchase up to an additional [ ] common shares at the public offering price, less the sales load, within 45 days from the date of this Prospectus to cover over-allotments. If such option is exercised in full, the total Public Offering Price, Sales Load, Estimated Offering Expenses and Proceeds to the Fund will be $[ ], $[ ], $ [ ] and $[ ], respectively. See "Underwriting."

   (2) The Fund has agreed to pay the underwriters $.___ per Common Share as a partial reimbursement of their expenses incurred in connection with the offering. See "Underwriting." Separately, the Adviser has agreed to pay from its own assets additional compensation to ____________. The Adviser will pay ___________________an annual fee equal to 0.___% of the Fund's Managed Assets and _______________ has agreed, as requested by the Adviser, to, among other things, provide certain consulting and after-market shareholder support services. Such fee, together with the partial reimbursement of expenses to the underwriters discussed above and the fee paid to Claymore Securities, Inc. discussed in footnote 3 below, will not exceed 4.5% of the total price to the public of the common shares sold in this offering.

   (3) To the extent that aggregate offering expenses are less than $.03 per Common Share, up to .15% of the public offering price of the securities sold in this offering, up to such expense limit, will be paid to Claymore Securities, Inc. as reimbursement for the distribution services they provide to the Fund. Claymore Securities, Inc. is an affiliate of the Adviser. See "Underwriting."

   (4) Total expenses of the common share offering paid by the Fund (which do not include the sales load, but include the [ ] per common share reimbursement of underwriter expenses) are estimated to be $[ ], which represents $.03 per Common Share issued. The Adviser has agreed to pay
        (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load but including the partial reimbursement of the expenses of the underwriters) that exceed $.03 per Common Share.

                               TABLE OF CONTENTS

                                                                           Page
Prospectus Summary........................................................
Summary of Fund Expenses..................................................
The Fund..................................................................
Use of Proceeds...........................................................
Investment Objectives and Policies........................................
Use of Financial Leverage.................................................
Risks.....................................................................
Management of the Fund....................................................
Net Asset Value...........................................................
Distributions.............................................................
Automatic Dividend Reinvestment Plan......................................
Description of the Shares.................................................
Anti-Takeover and Other Provisions in the Fund's Governing Documents......
Closed-End Fund Structure.................................................
Repurchase of Common Shares; Conversion to Open-End Fund..................
Taxation..................................................................
Underwriting..............................................................
Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent....
Legal Matters.............................................................
Additional Information....................................................
Privacy Principles of the Fund............................................
Table of Contents for the Statement of Additional Information.............

        YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. WE HAVE NOT, AND THE UNDERWRITERS HAVE NOT, AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. WE ARE NOT, AND THE UNDERWRITERS ARE NOT, MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                               PROSPECTUS SUMMARY

         This is only a summary of information contained elsewhere in this Prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should carefully read the more detailed information contained in this Prospectus and the Statement of Additional Information, dated , 2005 (the "Statement of Additional Information" or the "SAI"), especially the information set forth under the headings "Investment Objectives and Policies" and "Risks."

The Fund.............................   Post/Claymore High Yield Fund (the
                                        "Fund") is a newly organized,
                                        diversified, closed-end management
                                        investment company. The Fund's primary
                                        investment objective is to seek a high
                                        level of current income. The Fund seeks
                                        capital appreciation as a secondary
                                        objective when consistent with its
                                        primary investment objective. The Fund
                                        will pursue its investment objectives
                                        by investing its assets primarily in
                                        below investment grade quality debt
                                        securities and in other income-
                                        producing securities. Claymore
                                        Advisors, LLC (the "Adviser") will be
                                        the Fund's investment adviser. Post
                                        Advisory Group, LLC (the "Sub-Adviser")
                                        will serve as the Fund's investment
                                        sub-adviser and will be responsible for
                                        making investment decisions with
                                        respect to the Fund's assets.

The Offering.........................   The Fund is offering common shares of
                                        beneficial interest, par value $.01 per
                                        share, at $15.00 per share through a
                                        group of underwriters (the
                                        "Underwriters") led by     . The common
                                        shares of beneficial interest are
                                        called "Common Shares" in the rest of
                                        this Prospectus. You must purchase at
                                        least 100 Common Shares ($1,500) in
                                        order to participate in the offering.
                                        The Fund has given the Underwriters an
                                        option to purchase up to      additional
                                        Common Shares to cover orders in excess
                                        of    Common Shares. See "Underwriting."
                                        The Adviser has agreed to (i) pay all
                                        of the organizational costs of the Fund
                                        and (ii) pay all of the offering costs
                                        of the Fund (other than sales load but
                                        including $[ ] per Common Share as
                                        partial reimbursement of the expenses
                                        of the Underwriters) that exceed $.03
                                        per Common Share. To the extent that
                                        aggregate offering expenses are less
                                        than $.03 per Common Share, up to 0.15%
                                        of the public offering price of the
                                        securities sold in this offering, up to
                                        such expense limit, will be paid to
                                        Claymore Securities, Inc. as
                                        reimbursement for the distribution
                                        services they provide to the Fund.
                                        Claymore Securities, Inc. is an
                                        affiliate of the Adviser. See
                                        "Underwriting."

Investment Objectives and
Policies.........................       The Fund's primary investment objective
                                        is to seek a high level of current
                                        income. The Fund seeks capital
                                        appreciation as a secondary objective
                                        when consistent with its primary
                                        investment objective. The Fund will
                                        pursue its investment objectives by
                                        investing its assets primarily in below
                                        investment grade quality debt
                                        securities and in other
                                        income-producing securities. There can
                                        be no assurance that the Fund will
                                        achieve its investment objectives.

Investment Philosophy............       The Sub-Adviser believes that
                                        opportunities exist through all market
                                        environments and cycles. The
                                        Sub-Adviser applies a consistent
                                        investment philosophy based on the
                                        belief that superior performance can be
                                        achieved by emphasizing three specific
                                        attributes:

                                             o  value identification,
                                             o  downside protection, and
                                             o  risk diversification.

                                        In value identification, the
                                        Sub-Adviser concentrates on
                                        complex, underfollowed, and
                                        misunderstood credits, which it
                                        believes have the highest
                                        probability of being mispriced by
                                        the consensus view. The
                                        Sub-Adviser seeks to provide
                                        downside protection through
                                        qualitative analysis. The
                                        Sub-Adviser seeks to diversify
                                        risk through portfolio
                                        diversification by issue, issuer,
                                        security type, duration, maturity
                                        and credit rating.

                                        The Sub-Adviser has navigated both
                                        up and down market cycles, which
                                        can provide a competitive
                                        advantage in analyzing the
                                        potential downside risk of each
                                        investment.

The Fund's Investments.............     General Parameters. Under normal market
                                        conditions, the Fund will invest at
                                        least 80% of its Managed Assets (as
                                        defined below) in below investment
                                        grade quality debt securities and in
                                        other income-producing securities of
                                        U.S. and foreign issuers, including
                                        corporate bonds, loans made to
                                        corporate and other business entities,
                                        convertible securities, preferred
                                        securities, asset-backed securities,
                                        securities of companies in bankruptcy
                                        reorganization proceedings or otherwise
                                        in the process of debt restructuring,
                                        and investments in derivatives and
                                        other structured instruments that have
                                        economic characteristics similar to the
                                        Fund's direct investments in below
                                        investment grade quality securities.
                                        Below investment grade debt securities
                                        are rated below Baa by Moody's
                                        Investors Service, Inc. ("Moody's") or
                                        below BBB by Standard & Poor's Rating
                                        Service ("S&P") or Fitch Ratings Ltd.
                                        ("Fitch") or, if unrated, determined to
                                        be of comparable quality by the Fund's
                                        Sub-Adviser. Below investment grade
                                        quality debt securities and other
                                        income-producing securities are
                                        commonly referred to as "high yield
                                        securities" or "junk bonds" and are
                                        considered speculative with respect to
                                        the issuer's capacity to pay interest
                                        and repay principal. "Managed Assets"
                                        of the Fund means the total assets of
                                        the Fund, including the assets
                                        attributable to the proceeds from any
                                        financial leverage, minus liabilities,
                                        other than liabilities related to any
                                        financial leverage.

                                        The Fund may invest up to 25% of its
                                        Managed Assets in non-U.S. dollar-
                                        denominated securities. The value of
                                        the securities denominated or quoted in
                                        foreign currencies may be adversely
                                        affected by fluctuations in the
                                        relative currency exchange rates and by
                                        exchange control regulations.

                                        To the extent not invested in high
                                        yield securities, the Fund may invest
                                        up to 20% of its Managed Assets in
                                        other securities and financial
                                        instruments, including but not limited
                                        to investment grade debt securities,
                                        common equity securities and
                                        derivatives.

                                        Securities purchased by the Fund may
                                        have fixed or variable principal
                                        payments and various types of interest
                                        rate and dividend payment and reset
                                        terms, including fixed rate, variable
                                        rate, floating rate, zero coupon,
                                        contingent, deferred, payment in kind
                                        and auction rate features.

                                        High Yield Debt Securities. High yield
                                           debt securities are rated, at the
                                           time of purchase, below investment
                                           grade by a nationally recognized
                                           statistical rating organization such
                                           as Moody's, S&P or Fitch or, if
                                           unrated, determined at such time to
                                           be of comparable quality by the
                                           Sub-Adviser.

                                           The Fund will seek to maintain a
                                           dollar-weighted average portfolio
                                           quality of B2 on the Moody's scale or
                                           B on the S&P and Fitch scales (or
                                           unrated debt securities determined to
                                           be of comparable quality by the
                                           Sub-Adviser). For purposes of
                                           determining the credit quality of the
                                           Fund's portfolio, if a security
                                           receives different ratings from two
                                           or more rating organizations, the
                                           Fund will use the highest rating.
                                           Although the Fund may invest in debt
                                           securities having a broad range of
                                           maturities, the average portfolio
                                           maturity of the Fund is expected to
                                           be within the intermediate range (3
                                           to 10 years) and will vary over time,
                                           based on the judgment of the
                                           Sub-Adviser.

                                        Corporate Bonds. Corporate bonds are
                                           debt obligations issued by
                                           corporations. Corporate bonds may be
                                           either secured or unsecured.
                                           Collateral used for secured debt
                                           includes, but is not limited to, real
                                           property, machinery, equipment,
                                           accounts receivable, stocks, bonds or
                                           notes. If a bond is unsecured, it is
                                           known as a debenture. Bondholders, as
                                           creditors, generally have a prior
                                           legal claim over common and preferred
                                           stockholders as to both income and
                                           assets of the corporation for the
                                           principal and interest due them and
                                           may have a prior claim over other
                                           creditors if liens or mortgages are
                                           involved. Interest on corporate bonds
                                           may be fixed or floating, or the
                                           bonds may be zero coupons. Interest
                                           on corporate bonds is typically paid
                                           semi-annually and is fully taxable to
                                           the bondholder. Corporate bonds
                                           contain elements of both interest
                                           rate risk and credit risk. The market
                                           value of a corporate bond generally
                                           may be expected to rise and fall
                                           inversely with interest rates and may
                                           also be affected by the credit rating
                                           of the corporation, the corporation's
                                           performance and perceptions of the
                                           corporation in the marketplace.
                                           Corporate bonds usually yield more
                                           than government or agency bonds due
                                           to the presence of credit risk.

                                        Corporate Loans. The Fund may invest in
                                           corporate loans, including various
                                           types of direct obligations of
                                           corporate borrowers and loan
                                           participations. Corporate loans may
                                           be of investment grade quality or
                                           below investment grade quality, as
                                           determined by the Sub-Adviser.
                                           Corporate loans determined to be
                                           below investment grade will be
                                           considered to be high yield
                                           securities for purposes of the Fund's
                                           policy of investing, in normal market
                                           conditions, at least 80% of its
                                           Managed Assets in high yield
                                           securities. Corporate loans in which
                                           the Fund may invest will primarily
                                           consist of direct obligations of
                                           borrowers. The Fund may invest in
                                           corporate loans at origination as a
                                           co-lender or may acquire loans in the
                                           secondary market by purchasing
                                           participations in, assignments of or
                                           novations of corporate loans. Many
                                           corporate loans are secured, although
                                           some may be unsecured. Corporate
                                           loans generally bear interest at
                                           rates set at a margin above a
                                           generally recognized base lending
                                           rate that may fluctuate on a
                                           day-to-day basis, such as the prime
                                           rate of a specified U.S. bank or the
                                           London Interbank Offered Rate
                                           ("LIBOR"). Thus, the value of
                                           corporate loans held by the Fund may
                                           be expected to fluctuate less than
                                           the value of fixed rate debt
                                           obligations as a result of changes in
                                           the interest rate environment. By
                                           purchasing a participation interest
                                           in a loan, the Fund will acquire some
                                           or all of the interest of a bank or
                                           other lending institution in a loan
                                           to a borrower.

                                        Convertible Securities. The Fund may
                                           invest in bonds and preferred stocks
                                           that are convertible into equity
                                           securities. Depending on the
                                           relationship of the conversion price
                                           of a convertible security to the
                                           market value of the underlying equity
                                           security into which it may be
                                           converted, convertible securities may
                                           trade more like equity securities
                                           than debt securities.

                                        PreferredStocks. The Fund may invest in
                                           preferred stocks. Shares of preferred
                                           stock are equity securities, but they
                                           typically have some of the
                                           characteristics of debt securities,
                                           such as a fixed dividend payment rate
                                           and a liquidation preference over the
                                           issuer's common shares. However,
                                           preferred stocks may be more
                                           susceptible to the risks
                                           traditionally associated with equity
                                           investments than with the debt
                                           securities in the Fund's portfolio.

                                        Asset-Backed Securities. The Fund may
                                           invest up to 10% of its Managed
                                           Assets in asset-backed securities,
                                           including mortgage-backed securities.
                                           These securities entitle the holders
                                           to receive payments that depend
                                           primarily on the cash flow from, or
                                           market value of, a specified pool of
                                           financial assets, either fixed or
                                           revolving, that by their terms
                                           convert into cash within a finite
                                           time period, together with rights or
                                           other assets designed to assure the
                                           servicing or timely distribution of
                                           proceeds to holders of the
                                           asset-backed securities.

                                        Distressed Securities and Special
                                           Situations (Late-Stage Bankruptcies,
                                           Trade Claims and Litigation
                                           Settlements). The Fund may invest up
                                           to 15% of its Managed Assets in a
                                           variety of different types of
                                           stressed and distressed investment
                                           opportunities. Distressed securities
                                           are securities: issued by a company
                                           in a bankruptcy reorganization
                                           proceeding; subject to some other
                                           form of public or private debt
                                           restructuring; otherwise in default
                                           or in significant risk of being in
                                           default as to the payment of interest
                                           or repayment of principal; trade
                                           claims; litigation claims; equities
                                           that are created out of a
                                           restructured company or from a
                                           corporate action, such as an exchange
                                           offer; or high yield securities
                                           trading at prices substantially below
                                           other high yield securities of
                                           companies in similar industries.
                                           These are securities generally rated
                                           in the lower rating categories (Ca or
                                           lower by Moody's or CC or lower by
                                           S&P) or are unrated investments
                                           considered by the Sub-Adviser to be
                                           of comparable quality. Under normal
                                           market conditions, the Fund typically
                                           will invest in distressed securities
                                           that are producing current income. At
                                           times, distressed securities may not
                                           produce current income, and the Fund
                                           may invest in such distressed
                                           securities subject to the 15%
                                           limitation above.

                                        Structured Securities. The Fund may
                                           invest in structured securities. The
                                           interest rate or the principal amount
                                           payable upon maturity or redemption
                                           of those securities may increase or
                                           decrease based on reference to
                                           changes in the value of specific
                                           currencies, interest rates,
                                           commodities, indices or other
                                           financial indicators ("References")
                                           or the relative change in values of
                                           two or more References. The terms of
                                           the structured securities may
                                           provide, in certain circumstances,
                                           that no principal is due at maturity
                                           and, may result in a complete loss of
                                           the Fund's investment. Changes in the
                                           interest rate or principal payable at
                                           maturity may be a multiple of the
                                           changes in the value of the
                                           Reference. Consequently, structured
                                           securities may entail a greater
                                           degree of risk than other types of
                                           fixed income securities.

                                        Real Estate Investment Trusts. The Fund
                                           may invest up to 15% of its Managed
                                           Assets in the securities of real
                                           estate investment trusts ("REITs").
                                           REITs are companies that invest
                                           primarily in real estate or real
                                           estate related loans. REITs are
                                           significantly affected by the market
                                           for real estate and the financial
                                           results of these companies depend on
                                           the skills of their management and
                                           cash flows.

                                        Municipal Obligations. The Fund may
                                           invest up to 10% of its Managed
                                           Assets in municipal obligations.
                                           Municipal obligations generally
                                           include debt obligations issued to
                                           obtain funds for various public
                                           purposes as well as certain
                                           industrial development bonds issued
                                           by or on behalf of public
                                           authorities. Because interest on
                                           municipal obligations is generally
                                           not taxable for federal income tax
                                           purposes, municipal securities
                                           typically have lower coupon interest
                                           rates than comparable fully-taxable
                                           instruments. The Fund will typically
                                           invest in municipal obligations when
                                           the Sub-Adviser believes such
                                           obligations offer attractive
                                           opportunities for the Fund to achieve
                                           its primary and secondary investment
                                           objectives.

                                        Investment Grade Debt Securities. The
                                           Fund may invest up to 20% of its
                                           Managed Assets in investment grade
                                           debt securities. Investment grade
                                           securities are rated, at the time of
                                           purchase, higher than Ba3 by Moody's,
                                           higher than BB+ by S&P, comparably
                                           rated by another rating agency or, if
                                           unrated, determined at such time to
                                           be of comparable quality by the
                                           Sub-Adviser. Notwithstanding that
                                           securities are rated investment grade
                                           quality, certain rating agencies
                                           consider securities rated in the
                                           lower investment grade categories to
                                           have speculative characteristics.

                                        Common Equity Securities. The Fund may
                                           invest up to 10% of its Managed
                                           Assets in common equity securities,
                                           including common stocks, depositary
                                           receipts, warrants and rights. Common
                                           equity securities generally represent
                                           an ownership interest in a company or
                                           the right to purchase such an
                                           interest. Although common equity
                                           securities have historically
                                           generated higher average returns than
                                           fixed income securities, common
                                           equity securities have also tended to
                                           experience significantly more
                                           volatility in their returns. An
                                           adverse event, such as an unfavorable
                                           earnings report, may depress the
                                           value of a particular equity security
                                           held by the Fund. Also, the prices of
                                           common equity securities are
                                           sensitive to general movements in the
                                           stock market. Accordingly, an overall
                                           drop in the stock market may depress
                                           the prices of equity securities held
                                           by the Fund.

                                        Derivative and Strategic Transactions.
                                           The Fund may invest in derivatives
                                           and engage in other strategic
                                           transactions. A derivative is a
                                           financial instrument the value of
                                           which is determined by reference to
                                           the value or the change in value of
                                           one or more securities, currencies,
                                           indices or other financial
                                           instruments. These transactions may
                                           include the use of interest rate and
                                           total return swaps (to seek to hedge
                                           against adverse changes in interest
                                           rates affecting securities held by
                                           the Fund, dividends payable on any
                                           preferred shares issued by the Fund
                                           or interest payable on the Fund's
                                           borrowings) and credit-linked
                                           securities and other credit-based
                                           derivatives transactions (such as
                                           credit default swaps) designed to
                                           replicate the investment performance
                                           of an index or basket of high yield
                                           securities or to seek to hedge
                                           against defaults by issuers of
                                           securities held by the Fund. The Fund
                                           will maintain in a segregated account
                                           with the Fund's custodian, qualifying
                                           securities equal to the net payment
                                           obligation of the Fund, if any, under
                                           such derivatives transactions.

                                           The Fund also may use various other
                                           investment management techniques that
                                           also involve certain risks and
                                           special considerations, including
                                           engaging in hedging and risk
                                           management transactions ("Strategic
                                           Transactions"), including foreign
                                           currency transactions, options,
                                           forwards, caps, floors, and collars
                                           and other derivatives transactions.

                                        U.S. Government Securities. U.S.
                                           government securities in which the
                                           Fund may invest include debt
                                           obligations of varying maturities
                                           issued by the U.S. Treasury or issued
                                           or guaranteed by an agency or
                                           instrumentality of the U.S.
                                           government. Some U.S. government
                                           securities, such as U.S. Treasury
                                           bills, Treasury notes and Treasury
                                           bonds, which differ only in their
                                           interest rates, maturities and times
                                           of issuance, are supported by the
                                           full faith and credit of the United
                                           States. Others are supported by: (i)
                                           the right of the issuer to borrow
                                           from the U.S. Treasury, such as
                                           securities of the Federal Home Loan
                                           Banks; (ii) the discretionary
                                           authority of the U.S. government to
                                           purchase the agency's obligations,
                                           such as securities of the Federal
                                           National Mortgage Association; or
                                           (iii) only the credit of the issuer.
                                           No assurance can be given that the
                                           U.S. government will provide
                                           financial support in the future to
                                           U.S. government agencies, authorities
                                           or instrumentalities that are not
                                           supported by the full faith and
                                           credit of the United States.

                                        Other Investment Companies. The Fund may
                                           invest up to 10% of its Managed
                                           Assets in securities of open- or
                                           closed-end investment companies that
                                           invest primarily in securities of the
                                           types in which the Fund may invest
                                           directly. The Sub-Adviser generally
                                           expects that it may invest in other
                                           investment companies either during
                                           periods when the Fund has large
                                           amounts of uninvested cash, such as
                                           the period shortly after the Fund
                                           receives the proceeds from this
                                           offering of Common Shares or during
                                           periods when there is a shortage of
                                           attractive securities available in
                                           the market.

                                        Except as otherwise noted, all
                                           percentage and credit rating
                                           limitations set forth in this
                                           Prospectus apply at the time of
                                           investment (after taking into account
                                           such investment) and any subsequent
                                           changes in any applicable percentages
                                           resulting from market fluctuations or
                                           ratings changes do not require any
                                           action. The Fund's investment
                                           objectives are considered fundamental
                                           and may not be changed without the
                                           approval of a majority of the
                                           outstanding voting securities (as
                                           defined in the 1940 Act) of the Fund.
                                           All other policies of the Fund may be
                                           changed by the Fund without approval
                                           of the Common Shareholders and
                                           without prior notice of such change.
                                           However, for so long as the term
                                           "High Yield" appears in the Fund's
                                           name, the Fund will invest, in normal
                                           circumstances, at least 80% of its
                                           net assets, plus the amount of any
                                           borrowings for investment purposes,
                                           in high yield securities as described
                                           in this Prospectus.

Investment Practices................    Private Placement and Rule 144A
                                        Securities. The Fund may invest in
                                        securities that are sold in private
                                        placement transactions between their
                                        issuers and their purchasers and that
                                        are neither listed on an exchange nor
                                        traded in the OTC secondary market. In
                                        many cases, privately placed securities
                                        will be subject to contractual or legal
                                        restrictions on transfer. As a result of the absence of a public trading market, privately placed securities may in turn be less liquid and more difficult to value than publicly traded securities.
                                        Certain private placement or otherwise
                                        restricted securities purchased by the
                                        Fund may qualify for resale under Rule
                                        144A under the 1933 Act, which is
                                        designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. The Fund may invest without limit in securities that qualify under Rule 144A.

                                        Illiquid and Restricted Securities. The
                                        Fund may invest up to 25% of its Managed
                                        Assets in securities that are deemed
                                        illiquid by the Sub-Adviser. Illiquid
                                        investments are investments that cannot
                                        be sold or disposed of in the ordinary
                                        course of business at approximately the
                                        prices at which they are valued. In the
                                        absence of readily available market
                                        quotations a committee appointed by the
                                        Fund's board of trustees (the "Board of
                                        Trustees" or the "Board") will price
                                        illiquid investments at their fair value as determined in good faith in accordance with the valuation procedures approved by the Board. Valuing illiquid securities typically requires greater judgment than valuing securities for which there is an active trading market.

                                        Reverse Repurchase Agreements. The Fund
                                        may enter into reverse repurchase
                                        agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment or upon demand. The Fund's use of reverse repurchase agreements involves many of the same risks of leverage described under "Use of Financial Leverage" and
                                        "Risks--Financial Leverage Risk" since
                                        the proceeds derived from such reverse
                                        repurchase agreements may be invested in additional securities.

                                        Short Sales Against the Box. A short
                                        sale is a transaction in which the Fund
                                        sells a security and borrows the
                                        security for delivery to the purchaser
                                        of the security from the Fund. In a
                                        short sale "against the box," the seller of the security short owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation. The Fund may engage in short sales against the box. In a short sale against the box, the short seller is exposed to the risk of being forced to deliver the stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock.

                                        Repurchase Agreements. The Fund may
                                        enter into repurchase agreements with
                                        broker-dealers, member banks of the
                                        Federal Reserve System and other
                                        financial institutions. Repurchase
                                        agreements are arrangements under which
                                        the Fund purchases securities and the
                                        seller agrees to repurchase the
                                        securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund's purchase price, with the difference being income to the Fund. Under policies adopted by the Fund's Board of Trustees, the Adviser and Sub-Adviser will be responsible for reviewing the Fund's repurchase agreement counterparties to determine whether the creditworthiness of such counterparties is within the guidelines established in the Board's policies. The counterparty's obligation under a repurchase agreement will be collateralized with U.S. Treasury or agency obligations with a market value of not less than 100% of the obligation, valued daily. Collateral is held by the Fund's custodian for the benefit of the Fund. Repurchase agreements afford the Fund an opportunity to earn income on temporarily available cash at low risk.

                                        Lending of Portfolio Securities. In
                                        order to earn additional income, the
                                        Fund may lend portfolio securities to
                                        registered broker-dealers or other
                                        institutional investors deemed by the
                                        Adviser and the Sub-Adviser to be
                                        creditworthy under agreements which
                                        require that the loans be secured
                                        continuously by collateral consisting of cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of any increase and the detriment of any decrease in the market value of the securities loaned and will also earn income by investing cash collateral. The Fund may lend portfolio securities only to firms that have been approved by the Adviser and Sub-Adviser under procedures adopted by the Board of Trustees.

                                        Defensive and Temporary Investments. For temporary defensive purposes or during periods of unusual market or economic conditions, the Fund may invest less than 80% of its Managed Assets in high yield securities and may invest up to 100% of its Managed Assets in securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized statistical rating organization or other high quality fixed income securities deemed by the Adviser and the Sub-Adviser to be consistent with a defensive posture, or in shares of money market funds, or may hold cash. The yield on these investments may be lower than the yield on lower rated debt securities.

Use of Financial Leverage...........    The Fund may seek to enhance the level
                                        of the Fund's current income through the use of financial leverage. The Fund may issue preferred shares ("Preferred
                                        Shares") and may also borrow or issue
                                        debt securities ("Borrowings," and
                                        collectively with the Preferred Shares,
                                        "Financial Leverage") for financial
                                        leveraging purposes and for temporary
                                        purposes such as settlement of
                                        transactions. Under current market
                                        conditions, the Fund presently intends
                                        to utilize Financial Leverage within
                                        approximately three months of the
                                        completion of this offering of its
                                        Common Shares through the issuance of
                                        Preferred Shares in an amount not
                                        expected to exceed 33% of the Fund's
                                        total assets, including the proceeds of
                                        such Preferred Shares offering. The Fund expects that the Preferred Shares will, if issued, be rated in the highest rating category by one or more national rating agencies and will have short-term interest or dividend rates, which are expected, under current market conditions, to be lower, on average, than the yields on the additional portfolio securities that the Fund would purchase with the proceeds of the Preferred Shares offering. So long as the net rate of return on the Fund's investments purchased with the proceeds of the Preferred Shares exceeds the dividend rate payable on the Preferred
                                        Shares, such excess earnings will be
                                        available to pay higher dividends to
                                        holders of the Fund's Common Shares
                                        There is no assurance that the Fund will utilize Financial Leverage or, if
                                        Financial Leverage is utilized, that it
                                        will be successful in enhancing the
                                        level of the Fund's current income. See
                                        "Use of Financial Leverage" and
                                        "Risks--Financial Leverage Risk."

Dividend Distributions on the
Common Shares......................     The Fund intends to pay substantially
                                        all of its net investment income to
                                        Common Shareholders through quarterly
                                        distributions. In addition, the Fund
                                        intends to distribute any realized net
                                        long-term capital gains to Common
                                        Shareholders as long-term capital gain
                                        dividends at least annually. See
                                        "Distributions."

                                        To permit the Fund to maintain more
                                        stable quarterly distributions, the Fund may initially distribute less than the entire amount of the net investment income earned in a particular period. The undistributed net investment income may be available to supplement future distributions.

                                        If you will be holding the Common Shares in your own name or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan, unless you elect to receive cash, all dividends and distributions that are declared by the Fund will be automatically reinvested in additional Common Shares of the Fund pursuant to the Fund's Dividend Reinvestment Plan. If you hold your Common Shares with a brokerage firm that does not participate in the Fund's Dividend Reinvestment Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Please consult your financial advisor for more information. See "Automatic Dividend Reinvestment Plan."

Management of the Fund..............    The Adviser. Claymore Advisers, LLC (the
                                        "Adviser") will serve as the Fund's
                                        investment adviser pursuant to an
                                        investment advisory agreement with the
                                        Fund. As compensation for its services,
                                        the Fund will pay the Adviser a fee at
                                        an annual rate equal to [0.__%] of the
                                        Fund's average daily Managed Assets.
                                        "Managed Assets" of the Fund means the
                                        total assets of the Fund, including the
                                        assets attributable to the proceeds from any Financial Leverage, minus liabilities, other than liabilities related to any Financial Leverage.

                                        The Adviser acts as investment adviser
                                        to four other registered closed-end
                                        investment companies, and serves as
                                        investment adviser or portfolio
                                        supervisor to portfolios amounting to an aggregate of approximately $[__] billion in assets as of December 31, 2004. Claymore Securities, Inc., an affiliate of the Adviser, will be one of the underwriters in this offering, and acts as servicing agent to various investment companies and specializes in the creation, development and distribution of investment solutions for advisers and their valued clients.

                                        The Sub-Adviser. Post Advisory Group,
                                        LLC (the "Sub-Adviser") will serve as
                                        the Fund's investment sub-adviser and is responsible for the management of the Fund's portfolio of securities. As compensation for its services, the Adviser will pay the Sub-Adviser a fee at an annual rate equal to [0.__%] of the Fund's average daily Managed Assets. The Sub-Adviser is a leading manager of high yield investments, with over $6.2 billion in assets under management as of November 30, 2004. The Sub-Adviser is the successor advisory entity of Post Advisory Group, Inc., which was founded in 1992 by Lawrence A. Post, the Sub-Adviser's Chief Executive Officer, Chief Investment Officer and President. The Sub-Adviser is based in Los Angeles, California. The Sub-Adviser's clients include a wide range of public and private retirement funds, corporations, endowments, foundations and high net worth individuals.

                                        The Sub-Adviser is an affiliate of
                                        Principal Global Investors, a
                                        diversified asset management
                                        organization and a member of the
                                        Principal Financial Group. As of
                                        September 30, 2004, Principal Global
                                        Investors managed approximately $129
                                        billion in assets primarily for
                                        retirement plans and other institutional clients. Principal Global Investors provides focused investment solutions across a broad range of asset classes, investment styles and portfolio structures.

                                        Portfolio Manager. Lawrence A. Post will serve as the Portfolio Manager for the Fund. Mr. Post began to identify and invest in high yield securities in the 1960s, long before there was an "institutionalized" high yield market. He founded the high yield bond department at Smith Barney in 1976 and later, in 1979, Salomon Brothers chose him to be the Director of Research for High Yield. In 1981, he was selected to be the Co-Director of Research for High Yield Bonds for Drexel Burnham. In 1992, he founded Post Advisory Group, Inc. and served as its President and Chief Investment Officer until 2000 when the Sub-Adviser was formed.

Listing and Symbol..................    The Fund expects to apply to have the
                                        Common Shares listed on the New York
                                        Stock Exchange. The trading or "ticker"
                                        symbol of the Common Shares is expected
                                        to be "[__]."

Special Risk Considerations.........    No History of Operations. The Fund is a
                                        newly organized, diversified, closed-end management investment company with no history of operations.

                                        Investment Risk. An investment in the
                                        Fund is subject to investment risk,
                                        including the possible loss of the
                                        entire principal amount that you invest.

                                        Credit Risk. Credit risk refers to an
                                        issuer's ability to make payments of
                                        principal and interest when they are
                                        due. Because the Fund will own
                                        securities with low credit quality, it
                                        will be subject to a high level of
                                        credit risk. The credit quality of such
                                        securities is considered speculative by
                                        rating agencies with respect to the
                                        ability of issuers to pay interest and
                                        repay principal. Therefore, lower grade
                                        securities may experience high default
                                        rates, which could mean that the Fund
                                        may suffer losses on its investments in
                                        these securities, which would adversely
                                        affect the Fund's net asset value and
                                        its ability to make distributions.

                                           Interest Rate and Related Risks.
                                           Interest Rate Risk. Interest rate
                                           risk is the risk that debt securities
                                           will decline in value because of
                                           changes in market interest rates.
                                           Generally, when market interest rates
                                           rise, the value of debt securities
                                           decline, and vice versa. The Fund's
                                           investment in debt securities means
                                           that the net asset value and market
                                           price of the Common Shares will tend
                                           to decline if market interest rates
                                           rise.

                                           Extension Risk. During periods of
                                           rising interest rates, the average
                                           life of certain types of securities
                                           in which the Fund will invest may be
                                           extended because of slower than
                                           expected principal payments. This may
                                           lock in a below market interest rate,
                                           increase the security's duration (the
                                           estimated period until the principal
                                           and interest are paid in full) and
                                           reduce the value of the security.
                                           This is known as extension risk.

                                           Prepayment Risk. During periods of
                                           declining interest rates, the issuer
                                           of a security may exercise its option
                                           to prepay principal earlier than
                                           scheduled, forcing the Fund to
                                           reinvest in lower yielding
                                           securities. This is known as call or
                                           prepayment risk. Lower-grade
                                           securities frequently have call
                                           features that allow the issuer to
                                           repurchase the security prior to its
                                           stated maturity. An issuer may redeem
                                           a lower-grade obligation if the
                                           issuer can re-finance the debt at a
                                           lower cost due to declining interest
                                           rates or an improvement in the
                                           credit-standing of the issuer.

                                           Reinvestment Risk. Income from the
                                           Fund's portfolio will decline if the
                                           Fund reinvests the proceeds from debt
                                           securities that mature or are called
                                           in securities that pay lower rates of
                                           interest. A decline in income could
                                           adversely affect dividends paid by
                                           the Fund and the market price or
                                           investment return of Common Shares.

                                           Variable and Floating Rate Risk. The
                                           Fund may invest in variable and
                                           floating rate securities that provide
                                           for adjustment in the interest rate
                                           paid on the securities on a periodic
                                           basis or when there is a change in a
                                           specified reference rate. These
                                           interest rate reset features may
                                           result in a reduction in the interest
                                           payable to the Fund with respect to
                                           floating rate and variable rate
                                           securities if interest rates fall.

                                        Foreign Securities Risk. Investment in
                                        securities of foreign issuers, including securities of foreign issuers traded in the U.S., can be affected by risk factors generally not thought to be present in the U.S., including, among other things, increased political, economic, regulatory and contractual risks.

                                        Currency Risk. The value of the Fund's
                                        securities denominated or quoted in
                                        foreign currencies may be adversely
                                        affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

                                        Financial Leverage Risk. The Fund's
                                        anticipated use of Financial Leverage
                                        will likely result in greater volatility of the net asset value and the market price of the Common Shares because changes in the value of the Fund's portfolio investments, including investments purchased with the proceeds of the Financial Leverage, will be borne entirely by the Common Shareholders, as the aggregate principal amount or the aggregate liquidation preference of the Financial Leverage will constitute a senior claim on the assets of the Fund. Common Share income may fall if the financing costs of the Financial Leverage increases and may fluctuate as those financing costs vary. Because the fees received by the Adviser and the Sub-Adviser are based on the Managed Assets of the Fund (including the proceeds of any Financial Leverage), the Adviser and the Sub-Adviser have a financial incentive for the Fund to utilize Financial Leverage, which may create a conflict of interest between the Adviser and the Sub-Adviser and the Common Shareholders. See
                                        "Risks--Financial Leverage Risk."

                                        High Yield Debt Securities Risk.
                                        Investment in high yield debt securities involves substantial risk of loss. In addition to involving greater credit risk than investment grade obligations, high yield debt securities are more susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield debt securities tend to be very volatile, and these securities are potentially less liquid than investment grade debt obligations. High yield debt securities are subject to the following specific risks:

                                           o  Increased price sensitivity to a
                                              deteriorating economic
                                              environment.

                                           o  Greater risk of default because
                                              high yield debt securities are
                                              often unsecured and subordinated
                                              to the payment rights of other
                                              creditors of issuers

                                           o  Adverse company specific events
                                              are more likely to render an
                                              issuer unable to make interest or
                                              principal payments and to affect
                                              adversely the prices of high yield
                                              debt securities.

                                           o  If a negative perception of the
                                              high yield debt market develops,
                                              the price and liquidity of high
                                              yield debt securities may be
                                              depressed. This negative
                                              perception could last for a
                                              significant period of time.

                                           o  Adverse changes in economic
                                              conditions are more likely to lead
                                              to a weakened capacity of a high
                                              yield issuer to make principal
                                              payments and interest payments
                                              than would be the case for an
                                              investment grade issuer. The
                                              principal amount of high yield
                                              debt securities outstanding has
                                              proliferated in the past decade as
                                              an increasing number of issuers
                                              have used these securities for
                                              corporate financing. An economic
                                              downturn could severely affect the
                                              ability of highly leveraged
                                              issuers to service their debt
                                              obligations or to repay their
                                              obligations upon maturity. If the
                                              U.S. or global economy enters into
                                              a recessionary phase, or if
                                              interest rates rise sharply, the
                                              number of defaults by high yield
                                              issuers is likely to increase.

                                           o  Downturns in profitability in
                                              specific industries could
                                              adversely affect the ability of
                                              high yield issuers in those
                                              industries to meet their
                                              obligations. The market values of
                                              lower quality debt securities tend
                                              to reflect individual developments
                                              of the issuer to a greater extent
                                              than do the market values of
                                              higher quality securities, which
                                              react primarily to fluctuations in
                                              the general level of interest
                                              rates. Factors having an adverse
                                              impact on the market value of
                                              lower quality securities may have
                                              an adverse effect on the Fund's
                                              net asset value and the market
                                              value of its Common Shares.

                                           o  The Fund may incur additional
                                              expenses to the extent it is
                                              required to seek recovery after a
                                              default in payment of principal or
                                              interest on its portfolio
                                              holdings. In certain
                                              circumstances, the Fund may be
                                              required to foreclose on an
                                              issuer's assets and to take
                                              possession of its property or
                                              operations. In such circumstances,
                                              the Fund would incur additional
                                              costs in disposing of such assets
                                              and potential liabilities from
                                              operating any business acquired.

                                           o  The secondary market for high
                                              yield debt securities may not be
                                              as liquid as the secondary market
                                              for more highly rated securities,
                                              a factor which may have an adverse
                                              effect on the Fund's ability to
                                              dispose of a particular security.
                                              There are fewer dealers in the
                                              market for high yield debt
                                              securities than for investment
                                              grade securities. The prices
                                              quoted by different dealers may
                                              vary significantly and the spread
                                              between bid and asked prices may
                                              be much larger than for higher
                                              quality debt obligations. Under
                                              adverse market or economic
                                              conditions, the secondary market
                                              for high yield debt securities
                                              could contract further,
                                              independent of any specific
                                              adverse changes in the condition
                                              of particular issuers, and these
                                              securities may become illiquid. As
                                              a result, the Fund could find it
                                              more difficult to sell these
                                              securities or may be able to sell
                                              these securities only at prices
                                              lower than if they were widely
                                              traded. Prices realized on the
                                              sale of lower rated debt
                                              securities, under these
                                              circumstances, may be less than
                                              the prices used in calculating the
                                              Fund's net asset value and the
                                              Fund may suffer losses on its
                                              investments.

                                           o  Recent market conditions have
                                              caused demand for high yield
                                              securities to rise. If demand for
                                              high yield securities decreases
                                              while supply remains constant, the
                                              prices of high yield debt
                                              securities are likely to decline.

                                           o  Because investors generally
                                              perceive that there are greater
                                              risks associated with lower
                                              quality debt securities of the
                                              type in which the Fund will
                                              invest, the yields and prices of
                                              these securities tend to fluctuate
                                              more than those for higher rated
                                              securities. In the lower quality
                                              segments of the debt securities
                                              market, changes in perceptions of
                                              issuers' creditworthiness tend to
                                              occur more frequently and in a
                                              more pronounced manner than do
                                              changes in higher quality segments
                                              of the debt securities market,
                                              resulting in greater yield and
                                              price volatility.

                                           o  If the Fund invests in high yield
                                              debt securities that are rated C
                                              or below by Moody's, S&P or Fitch,
                                              the Fund will incur significant
                                              risk in addition to the risks
                                              associated with investments in
                                              high yield debt securities and
                                              corporate loans. These distressed
                                              securities frequently do not
                                              produce income while they are
                                              outstanding. The Fund may purchase
                                              distressed securities that are in
                                              default or the issuers of which
                                              are in bankruptcy. The Fund may be
                                              required to bear certain
                                              extraordinary expenses in order to
                                              protect and recover its investment
                                              in these securities.

                                        See Appendix A to the Fund's SAI for a
                                        description of Moody's, S&P's and
                                        Fitch's ratings for debt and other
                                        securities in which the Fund may invest.

                                        Corporate Bonds Risk. The Fund's
                                        investments in corporate bonds are
                                        subject to a number of risks described
                                        in this Prospectus, including management risk, interest rate risk, inflation risk, deflation risk, below investment grade debt securities risk, foreign securities risk and illiquid and restricted securities risks.

                                        Corporate Loans Risk. The secondary
                                        dealer market for corporate loans is not as well developed as the secondary dealer market for high yield debt securities and, therefore, presents increased risks relating to liquidity and pricing. When the Fund purchases a participation interest in (rather than a direct interest in or assignment of) a corporate loan, the Fund will acquire some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Unlike a direct interest in a loan, ownership of a participation interest typically gives the Fund a contractual relationship only with the lender, and not with the borrower. In such cases, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender that sold the participation and only if the lender receives payment from the borrower. In addition, the Fund may not be able to exercise any remedies that the lender would have under the corporate loan if the Fund buys a participation interest. Participation interests, which represent interests in loans made by a third party, are designed to give corporate loan investors preferential treatment over investors in an issuer's high yield debt securities in the event the credit quality of the issuer deteriorates. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the corporate loan will be repaid in full.

                                        Convertible Securities Risk. Convertible securities generally pay lower rates of interest or have lower dividend yields than nonconvertible securities of similar quality. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of an issuer's equity securities exceeds the conversion price of the issuer's securities convertible into such equity securities, the convertible securities tend to reflect the market price of the issuer's equity securities. As the market price of the issuer's underlying equity securities decline, the convertible securities tend to trade increasingly on a yield basis and thus may not decline in price to the same extent as the equity securities.

                                        Preferred Securities Risk. Special risks associated with investing in preferred securities include deferral of distributions or dividend payments, in some cases the right of an issuer never to pay missed dividends, subordination, illiquidity, limited voting rights and redemption by the issuer. See
                                        "Risks--Special Risks Related to
                                        Preferred Securities."

                                        Asset-Backed Securities Risk. The
                                        investment characteristics of
                                        asset-backed securities (including
                                        mortgage-backed securities) differ from
                                        those of traditional debt securities.
                                        Among the major differences are that
                                        interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. Thus, asset-backed securities (including mortgage-backed securities) are subject to prepayment risk (the risk that an the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities) and to extension risk (the risk that an issuer of a security will make principal payments slower than anticipated by the investor) to a greater degree than many other fixed income securities. Because mortgage derivatives and structured securities have embedded leverage features, small changes in interest rates or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

                                        Distressed Securities Risk. Distressed
                                        securities frequently do not produce
                                        income while they are outstanding. The
                                        Fund may be required to bear certain
                                        extraordinary expenses in order to
                                        protect and recover its investment in
                                        certain distressed securities.
                                        Therefore, to the extent the Fund seeks
                                        capital growth through investment in
                                        distressed securities, its ability to
                                        achieve current income for its
                                        stockholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets the Fund receives in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities the Fund receives upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.

                                        REITs Risk. Investing in real estate
                                        investment trusts ("REITs") involves
                                        certain unique risks in addition to
                                        those commonly associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers. REITs also are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are exposed to the risk of default by lessees or borrowers. REITs with underlying assets that are concentrated in properties used by a particular industry (such as health care) are also subject to risks associated with that industry. REITs may have limited financial resources and their securities may trade less frequently and in a more limited volume than securities of larger companies.

                                        Municipal Obligations Risk. The amount
                                        of public information available about
                                        the municipal securities in which the
                                        Fund may invest generally will be less
                                        than that for corporate equity or debt
                                        securities. As a result, to the extent
                                        the Fund invests in municipal securities its investment performance may be more dependent on the analytical abilities of the Adviser. The secondary market for municipal securities, particularly below investment grade debt securities in which the Fund may invest, also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund's ability to sell these securities from its portfolio at attractive prices.

                                        Common Equity Securities Risk.
                                        Investments in common equity securities
                                        entail substantial risks. The values and prices of common equity securities depend on business, economic and other factors affecting those issuers. The values and prices of common equity securities may fluctuate substantially, often based on factors unrelated to the value of the issuer of the securities. Although common equity securities have historically generated higher average returns than fixed income securities, common equity securities have also tended to experience significantly more volatility in their returns.

                                        Other Investment Companies Risk. The
                                        Fund may invest up to 10% of its Managed
                                        Assets in securities of open- or
                                        closed-end investment companies,
                                        including exchange traded funds (ETFs),
                                        that invest primarily in securities of
                                        the types in which the Fund may invest
                                        directly. As a stockholder in an
                                        investment company, the Fund would bear
                                        its ratable share of that investment
                                        company's expenses, and would remain
                                        subject to payment of the Fund's
                                        investment advisory fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in this Prospectus.

                                        Derivatives and Strategic Transactions
                                        Risk. The Fund's use of derivatives,
                                        such as interest rate and credit default swaps and caps, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The values of derivatives can be volatile. Derivatives may also involve embedded leverage. Thus, a small investment in derivatives can result in a significant loss to the Fund. When a derivative instrument is used for hedging purposes, there is a risk that changes in the derivative's value will not correspond to changes in the value of the investments being hedged. In this event, the Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative or the counterparty to the transaction defaults on its obligation. Certain derivatives may be illiquid and difficult to value.

                                        Strategic Transactions in which the Fund may engage for hedging and risk management, such as interest rate and foreign currency transactions, options, forwards and swaps, also involve certain risks and special considerations. Strategic Transactions will primarily be entered into to seek to manage the risks of the Fund's portfolio of securities, but may have the effect of limiting the gains from favorable market movements. Strategic Transaction involve risks, including (i) that the loss on the Strategic Transaction position may be larger than the gain in the portfolio position being hedged and (ii) that the derivative instruments used in Strategic Transaction may not be liquid and may require the Fund to pay additional amounts of money. Successful use of Strategic Transactions depends on the Sub-Adviser's ability to predict correctly market movements which, of course, cannot be assured. Losses on Strategic Transactions may reduce the Fund's net asset value and its ability to pay dividends if they are not offset by gains on the portfolio positions being hedged.

                                        Counterparty Risk. The Fund will be
                                        subject to various risks with respect to counterparties in connection with certain types of investment transactions, including transactions in loan participations, certain options and other derivatives (such as interest rate and credit default swaps). If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

                                        Illiquid and Restricted Securities Risk.
                                        The market price of illiquid securities
                                        generally is more volatile than that of
                                        more liquid securities, which may
                                        adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market exists for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity.

                                        Inflation Risk. Inflation risk is the
                                        risk that the value of assets or income
                                        from the Fund's investments will be
                                        worth less in the future as inflation
                                        decreases the value of money. As
                                        inflation increases, the real, or
                                        inflation-adjusted, value of the Common
                                        Shares and distributions can decline and dividend payments on the Fund's preferred shares, if any, or interest payments on Fund borrowings, if any, may increase.

                                        Delay in Investing the Proceeds of the
                                        Offering. Due to the nature of the high
                                        yield debt market, certain investments
                                        that in the judgment of the Sub-Adviser
                                        are appropriate investments for the Fund may not be immediately available for purchase by the Fund. For this reason, the Fund expects that it may take up to six months following the completion of this offering until the Fund's assets are fully invested in accordance with the Fund's investment objectives and policies. During this period, the Fund may invest all or a portion of the proceeds of this offering in U.S. government securities, high grade short-term or long-term debt obligations, or investments in derivatives and other structured instruments that have economic characteristics similar to the Fund's direct investments in below investment grade quality securities (including high yield securities or credit default swap indices, credit-linked securities or other credit derivative transactions). Further, during this period, the Fund will not be required to meet the percentage and credit rating limitations set forth in this Prospectus. See "Investment Objectives and Policies - Portfolio Investment Parameters."

                                        Valuation Risk. Market prices may not be readily available for certain of the Fund's portfolio investments, including the Fund's high yield securities, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees or its designee pursuant to procedures adopted by the Board. Valuing illiquid securities typically requires greater judgment than valuing securities for which there is an active trading market. Restrictions on resale or the absence of a liquid secondary market may adversely affect the Fund's ability to determine its net asset value. The sale price of securities that are not readily marketable may be lower or higher than the Fund's most recent determination of their fair value.

                                        Market Discount Risk. Whether investors
                                        will realize gains or losses upon the
                                        sale of shares of the Fund will depend
                                        upon the market price of the shares at
                                        the time of sale, which may be less or
                                        more than the Fund's net asset value per share. Since the market price of the shares will be affected by such factors as the relative demand for and supply of the shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the shares will trade at, below or above net asset value or at, below or above the public offering price. Shares of closed-end funds often trade at a discount to their net asset values and the Fund's shares may trade at such a discount. This risk may be greater for investors expecting to sell their shares of the Fund soon after completion of the public offering. The shares of the Fund were designed primarily for long-term investors, and investors in the shares should not view the Fund as a vehicle for trading purposes.

                                        Management Risk. The Fund is subject to
                                        management risk because it is an
                                        actively managed portfolio. In acting as the investment manager of the Fund's portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

                                        Current Developments. As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks, the war in Iraq and its aftermath and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar events in the future or other disruptions of financial markets could affect interest rates, securities exchanges, auctions, secondary trading, rating, credit risk, inflation and other factors relating to the Common Shares.

Anti-Takeover Provisions in the
  Fund's Governing Documents.........   The Fund's Agreement and Declaration of
                                        Trust and Bylaws (the "Governing
                                        Documents") include provisions that
                                        could limit the ability of other
                                        entities or persons to acquire control
                                        of the Fund or convert the Fund to an
                                        open-end fund. These provisions could
                                        have the effect of depriving the Common
                                        Shareholders of opportunities to sell
                                        their Common Shares at a premium over
                                        the then-current market price of the
                                        Common Shares. See "Anti-Takeover and
                                        Other Provisions in the Fund's Governing
                                        Documents" and "Risks--Anti-Takeover
                                        Provisions."

Custodian, Administrator,
  Transfer Agent and Dividend
  Disbursing Agent...................   The Bank of New York will serve as the
                                        custodian of the Fund's assets pursuant
                                        to a custody agreement. Under the
                                        custody agreement, the custodian holds
                                        the Fund's assets in compliance with the 1940 Act. For its services, the custodian will receive a monthly fee based upon, among other things, the average value of the total assets of the Fund, plus certain charges for securities transactions.

                                        The Bank of New York will serve as the
                                        Fund's administrator, dividend
                                        disbursing agent, agent under the Fund's
                                        Automatic Dividend Reinvestment Plan
                                        (the "Plan Agent"), transfer agent and
                                        registrar with respect to the Fund's
                                        Common Shares.

                            SUMMARY OF FUND EXPENSES

         The purpose of the table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The table below and the expenses shown assume that the Fund issues Preferred Shares in an amount equal to 33% of the Fund's total assets (after their issuance) and shows Fund expenses as a percentage of net assets attributable to Common Shares. Footnote 4 to the table also shows Fund expenses as a percentage of net assets attributable to Common Shares but assumes that no Preferred Shares are issued by the Fund (such as will be the case prior to the Fund's expected issuance of Preferred Shares).

Shareholder Transaction Expenses
   Sales load (as a percentage of offering price)......................... 4.50%
   Preferred offering expenses
     (estimated as a percentage of offering price)........................ [ ]%
   Expenses borne by the Fund(1) (2)...................................... [ ]%
   Dividend Reinvestment Plan fees(3)..................................... None

                                                     Percentage of Net Assets
                                                   Attributable to Common Shares
                                                    (assumes Preferred Shares
                                                        are issued) (2)(4)
                                                        ------------------

Annual Expenses
    Management Fees................................            [ ]%
    Interest payments on borrowed funds............            None
    Other expenses.................................            [ ]%
    Total annual expenses..........................            [ ]%

____________________

(1) The Adviser has agreed to pay (i) all organizational costs of the Fund and (ii) offering costs of the Fund (other than the sales load but including a partial reimbursement of underwriting expenses) that exceed $.03 per share of Common Shares (0.20% of the offering price). To the extent that aggregate offering expenses are less than $.03 per Common Share, up to .15% of the public offering price of securities sold in this offering, up to such expense limit, will be paid to Claymore Securities, Inc. as reimbursement for the distribution services it provides to the Fund. Claymore Securities, Inc. is an affiliate of the Adviser. See "Underwriting."

(2) If the Fund issues Preferred Shares, costs of the offering of Preferred Shares, estimated to be approximately 33% of the total amount of the aggregate amount of Preferred Shares offered, will be borne immediately by Common Shareholders and result in the reduction of the net asset value of the Common Shares. Assuming the issuance of Preferred Shares in an amount equal to 33% of the Fund's total assets (including the proceeds of the Preferred Share offering) these offering costs are estimated to be approximately $[ ] per Common Share ([ ]% of the offering price of the Common Shares).

(3) You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See "Dividend Reinvestment Plan."

(4) The table presented in this footnote estimates what the Fund's annual expenses would be, stated as percentages of the Fund's net assets attributable to Common Shares but, unlike the table above, assumes that the Fund does not issue Preferred Shares or utilize any other form of Financial Leverage. In accordance with these assumptions, the Fund's expenses would be estimated as follows:

                                                        Percentage of Net Assets
                                                         Attributable to Common
                                                          Shares (assumes no
                                                          Financial Leverage)

          Annual Expenses
              Management Fees.......................................      [ ]%
              Interest payments on borrowed funds...................      None
              Other expenses........................................      [ ]%
              Total annual expenses.................................      [ ]%



         The "Other expenses" shown in the table and related footnotes are based on estimated amounts for the Fund's first year of operations unless otherwise indicated and assume that the Fund issues approximately _____________ Common Shares. If the Fund issues fewer Common Shares, all other things being equal, the Fund's expense ratio as a percentage of net assets would increase.

Example

         As required by relevant Securities and Exchange Commission regulations, the following example illustrates the expenses (including the sales load of $45 and estimated expenses of this offering of $2 and the Fund's estimated Preferred Share offering costs of $[] assuming Preferred Shares are issued representing 33% of the Fund's total assets after issuance) that you would pay on a $1,000 investment in Common Shares, assuming (1) "Total Annual Expenses" of [ ]% of net assets attributable to Common Shares and (2) a 5% annual return*:

                                                                Cumulative Expenses Paid
                                                                   for the Period of:
                                                  -----------------------------------------------------
                                                   1 Year         3 Years       5 Years       10 Years
                                                   ------         -------       -------       --------
An investor would pay the following expenses
    on a $1,000 investment, assuming
    a 5% annual return throughout the
    periods.......................                   [ ]            [ ]           [ ]            [ ]

_________________

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE ASSUMED. MOREOVER, THE FUND'S ACTUAL RATE OF RETURN MAY BE HIGHER OR LOWER THAN THE HYPOTHETICAL 5% RETURN SHOWN IN THE EXAMPLE. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value.

                                    THE FUND

         Post/Claymore High Yield Fund (the "Fund") is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a statutory trust on December 21, 2004 pursuant to a Certificate of Trust and is governed by the laws of the State of Delaware. As a newly organized entity, the Fund has no operating history. Its principal office is located at 2455 Corporate West Drive, Lisle, Illinois 60532, and its telephone number is (630) 505-3700. Claymore Advisors, LLC (the "Adviser") will be the Fund's investment adviser. Post Advisory Group, LLC (the "Sub-Adviser") will serve as the Fund's investment sub-adviser and will be responsible for making investment decisions with respect to the Fund's assets.

                                USE OF PROCEEDS

         The net proceeds of the offering of Common Shares will be approximately
$      ($           if the Underwriters exercise the over-allotment option in
full) after payment of the estimated offering costs. The Fund will pay all of its offering costs up to $0.03 per Common Share, and the Adviser has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load but including certain partial reimbursements of the expenses of the underwriters) that exceed $0.03 per Common Share. The Fund will invest the net proceeds of the offering in accordance with its investment objectives and policies as stated below. It is currently anticipated that the Fund will be able to invest substantially all of the net proceeds in accordance with its investment objectives and policies within six months after the completion of the offering. Pending such investment, the Fund may invest all or a portion of the proceeds of this offering in U.S. government securities, high grade short-term or long-term debt obligations, or investments in derivatives and other structured instruments that have economic characteristics similar to the Fund's direct investments in below investment grade quality securities (including high yield securities or credit default swap indices, credit-linked securities or other credit derivative transactions). Further, during this period, the Fund will not be required to meet the percentage and credit rating limitations set forth in this Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives and Policies

         The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital appreciation as a secondary objective when consistent with its primary investment objective. The Fund will pursue its investment objectives by investing its assets primarily in below investment grade quality debt securities and in other income-producing securities. The Fund's investment objectives are considered fundamental and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. There can be no assurance that the Fund will achieve its investment objectives.

Investment Philosophy

     The Sub-Adviser believes that opportunities exist through all market environments and cycles. The Sub-Adviser applies a consistent investment philosophy based on the belief that superior performance can be achieved by emphasizing three specific attributes:

     o   value identification,
     o   downside protection, and
     o   risk diversification.

In value identification, the Sub-Adviser concentrates on complex, underfollowed, and misunderstood credits, which it believes have the highest probability of being mispriced by the consensus view. The Sub-Adviser seeks to provide downside protection through qualitative analysis. The Sub-Adviser seeks to diversify risk through portfolio diversification by issue, issuer, security type, duration, maturity and credit rating

         The Sub-Adviser has navigated both up and down market cycles, which can provide a competitive advantage in analyzing the potential downside risk of each investment.

Portfolio Investment Parameters

         Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined below) in below investment grade quality debt securities and in other income-producing securities of U.S. and foreign issuers, including corporate bonds, loans made to corporate and other business entities, convertible securities, preferred securities, asset-backed securities, securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring, and investments in derivatives and other structured instruments that have economic characteristics similar to the Fund's direct investments in below investment grade quality securities. Below investment grade debt securities are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Service ("S&P") or Fitch Ratings Ltd. ("Fitch") or, if unrated, determined to be of comparable quality by the Fund's Sub-Adviser. Below investment grade quality debt securities and other income-producing securities are commonly referred to as "high yield securities" or "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. "Managed Assets" of the Fund means the total assets of the Fund, including the assets attributable to the proceeds from any financial leverage, minus liabilities, other than liabilities related to any financial leverage.

         The Fund may invest up to 25% of its Managed Assets in non-U.S. dollar-denominated securities. The value of the securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations.

         To the extent not invested in high yield securities, the Fund may invest up to 20% of its Managed Assets in other securities and financial instruments, including but not limited to investment grade debt securities, common equity securities and derivatives.

         The Fund may invest up to 25% of its Managed Assets in securities that are deemed illiquid by the Sub-Adviser.

         Securities purchased by the Fund may have fixed or variable principal payments and various types of interest rate and dividend payment and reset terms, including fixed rate, variable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

         Except as otherwise noted, all percentage and credit rating limitations set forth in this Prospectus apply at the time of investment (after taking into account such investment) and any subsequent changes in any applicable percentages resulting from market fluctuations or ratings changes do not require any action. The Fund's investment objectives are considered fundamental and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. All other policies of the Fund may be changed by the Fund without approval of the Common Shareholders and without prior notice of such change. However, for so long as the term "High Yield" appears in the Fund's name, the Fund will invest, in normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield securities as described in this Prospectus.

Portfolio Contents

         Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined above) in below investment grade quality debt securities and in other income-producing securities.

         High Yield Debt Securities. High yield debt securities are rated, at the time of purchase, below investment grade by a nationally recognized statistical rating organization, that is below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Service ("S&P") or Fitch Ratings Ltd. ("Fitch"), or, if unrated, determined at such time to be of comparable quality by the Sub-Adviser at the time of purchase. Below investment grade quality debt securities and other income-producing securities are commonly referred to as "high yield securities" or "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal than higher rated debt securities. They involve greater risk of loss, are subject to greater price volatility and are potentially less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. For purposes of the Fund's investment policies relating to credit quality, if a security receives different ratings from two or more nationally recognized securities rating organizations, the Fund will use the rating chosen by the Sub-Adviser as most representative of the security's credit quality.

         The Fund will initially attempt to maintain a dollar-weighted average portfolio quality of B to Ba on the Moody's scale or B to BB on the S&P or Fitch scales (or unrated debt securities determined to be of comparable quality by the Sub-Adviser). The Sub-Adviser anticipates that no more than 20% of Managed Assets will be composed of securities that are rated Caa or lower by Moody's or CCC or lower by S&P or Fitch at the time of purchase (or unrated debt securities determined at such time by the Sub-Adviser to be of comparable quality at the time of purchase). Although the Fund may invest in debt securities having a broad range of maturities, the average portfolio maturity of the Fund is expected to be within the intermediate range (3 to 10 years) and will vary over time, based on the judgment of the Sub-Adviser.

         Corporate Bonds. Corporate bonds are debt obligations issued by corporations. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, generally have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk.

         Corporate Loans. The Fund may invest in corporate loans, including various types of direct obligations of corporate borrowers and loan participations. Corporate loans may be of investment grade quality or below investment grade quality, as determined by the Sub-Adviser. Corporate loans determined to be below investment grade will be considered to be high yield securities for purposes of the Fund's policy of investing, in normal market conditions, at least 80% of its Managed Assets in high yield securities. Corporate loans in which the Fund may invest will primarily consist of direct obligations of borrowers. The Fund may invest in corporate loans at origination as a co-lender or may acquire loans in the secondary market by purchasing participations in, assignments of or novations of corporate loans. Many corporate loans are secured, although some may be unsecured. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would fully satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Like debt securities, corporate loans involve a risk of loss in case of default or insolvency of the borrower. However, they may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in corporate loans are not regulated by federal securities laws or the Securities and Exchange Commission.

         As in the case of other high yield investments, corporate loans may be rated in the lower rating categories of the established rating services (below Baa by Moody's or below BBB by S&P or Fitch), or, if unrated, determined by the Sub-Adviser at the time of purchase to be of comparable credit quality. Lower rated corporate loans can be expected to provide higher yields than lower yielding, higher rated fixed income securities, but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between corporate loans and high yield bonds. Corporate loans are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of corporate loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give corporate loan investors preferential treatment over high yield investors in the event of a deterioration in the credit quality of the borrower. Even when these arrangements exist, however, there can be no assurance that the borrowers will repay principal or pay interest in full. Corporate loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, such as the prime rate of a U.S. bank or the London Interbank Offered Rate ("LIBOR"). Thus, the value of corporate loans held by the Fund may be expected to fluctuate less than the value of fixed rate, debt obligations as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for corporate loans is not as well developed as the secondary dealer market for high yield debt securities and, therefore, presents increased risk relating to liquidity and pricing. By purchasing a participation interest in a loan, the Fund will acquire some or all of the interest of a bank or other lending institution in a loan to a borrower.

         Convertible Securities. The Fund may invest in bonds and preferred stocks that are convertible into equity securities. Depending on the relationship of the conversion price of a convertible security to the market value of the underlying equity security into which it may be converted, convertible securities may trade more like equity securities than debt securities.

         Preferred Stocks. The Fund may invest in preferred stocks. Shares of preferred stock are equity securities, but they typically have some of the characteristics of debt securities, such as a fixed dividend payment rate and a liquidation preference over the issuer's common shares. However, preferred stocks may be more susceptible to the risks traditionally associated with equity investments than with the debt securities in the Fund's portfolio.

         Asset-Backed Securities. The Fund may invest up to 10% of its Managed Assets in asset-backed securities, including mortgage-backed securities. These securities entitle the holders to receive payments that depend primarily on the cash flow from, or market value of, a specified pool of financial assets, either fixed or revolving, that by their terms convert into cash within a finite time period, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of the asset-backed securities. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support or enhancement provided.

         The underlying financial assets (such as loans) may be subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.

         Distressed Securities and Special Situations (Late-Stage Bankruptcies, Trade Claims and Litigation Settlements). The Fund may invest up to 15% of its Managed Assets in a variety of different types of stressed and distressed investment opportunities. Distressed securities are securities: issued by a company in a bankruptcy reorganization proceeding; subject to some other form of public or private debt restructuring; otherwise in default or in significant risk of being in default as to the payment of interest or repayment of principal; trade claims; litigation claims; equities that are created out of a restructured company or from a corporate action, such as an exchange offer; or high yield securities trading at prices substantially below other high yield securities of companies in similar industries. These are securities generally rated in the lower rating categories (Ca or lower by Moody's or CC or lower by S&P) or are unrated investments considered by the Sub-Adviser to be of comparable quality. Under normal market conditions, the Fund typically will invest in distressed securities that are producing current income. At times, distressed securities may not produce current income, and the Fund may invest in such distressed securities subject to the 15% limitation above

         Structured Securities. The Fund may invest in structured securities. The interest rate or the principal amount payable upon maturity or redemption of those securities may increase or decrease based on reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators ("References") or the relative change in values of two or more References. The terms of the structured securities may provide, in certain circumstances, that no principal is due at maturity and, may result in a complete loss of the Fund's investment. Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of risk than other types of fixed income securities.

         Real Estate Investment Trusts. The Fund may invest up to 15% of its Managed Assets in the securities of real estate investment trusts ("REITs"). REITs are companies that primarily invest in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rent. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs. REITs are significantly affected by the market for real estate and the financial results of these companies depend on their management skills and cash flows.

         Municipal Obligations. The Fund may invest up to 10% of its Managed Assets in municipal obligations. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term instruments that are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations bear fixed, floating or variable rates of interest. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. Municipal bonds of particular types (for example, hospital bonds, industrial revenue bonds or bonds issued by a particular municipal issuer) may be undervalued because there is a temporary excess of supply in that market sector, or because of a general decline in the market price of municipal bonds of the market sector for reasons that do not apply to the particular municipal bonds that are considered undervalued. The Fund may also acquire call options on specific municipal obligations to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity. Because interest on municipal obligations is generally not taxable for federal income tax purposes, municipal securities typically have lower coupon interest rates than comparable fully-taxable instruments. The Fund will typically invest in municipal obligations when the Sub-Adviser believes such obligations offer attractive opportunities for the Fund to achieve its primary and secondary investment objectives.

         Investment Grade Debt Securities. The Fund may invest up to 20% of its Managed Assets in investment grade debt securities. Investment grade securities are rated, at the time of purchase, higher than Ba3 by Moody's, higher than BB+ by S&P, comparably rated by another rating agency or, if unrated, determined at such time to be of comparable quality by the Sub-Adviser. Notwithstanding that securities are rated investment grade quality, certain rating agencies consider securities rated in the lower investment grade categories to have speculative characteristics.

         Common Equity Securities. The Fund may invest up to 10% of its Managed Assets in common equity securities, including common stocks, depositary receipts, warrants and rights. Common equity securities generally represent an ownership interest in a company or the right to purchase such an interest. Although common equity securities have historically generated higher average returns than fixed income securities, common equity securities have also tended to experience significantly more volatility in their returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of common equity securities are sensitive to general movements in the stock market. Accordingly, an overall drop in the stock market may depress the prices of equity securities held by the Fund.

         Derivative and Strategic Transactions. The Fund may invest in derivatives and engage in other strategic transactions. A derivative is a financial instrument the value of which is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. These transactions may include the use of interest rate and total return swaps (to seek to hedge against adverse changes in interest rates affecting securities held by the Fund, dividends payable on any preferred shares issued by the Fund or interest payable on the Fund's borrowings) and credit-linked securities and other credit-based derivatives transactions (such as credit default swaps) designed to replicate the investment performance of an index or basket of high yield securities or to seek to hedge against defaults by issuers of securities held by the Fund. Credit default swaps are contracts in which one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of that obligation. The Fund will not enter into a credit default swap in which it is the seller. The Fund will maintain in a segregated account with the Fund's custodian, qualifying securities equal to the net payment obligation of the Fund, if any, under such derivatives transactions

         The Fund may, but is not required to, use various strategic transactions described below to generate total return, facilitate portfolio management and mitigate risks. Such Strategic Transactions are generally accepted as part of modern portfolio management and are regularly used by many mutual funds and other institutional investors. Although the Sub-Adviser seeks to use the practices to further the Fund's investment objectives, no assurance can be given that these practices will achieve this result. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, forwards, equity, fixed-income and interest rate indices, and other financial instruments, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments and purchase securities for delayed settlement. The Sub-Adviser does not currently expect to utilize exchange-traded futures contracts or options thereon. Collectively, all of the above are referred to as "Strategic Transactions."

         The Fund generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, protect against changes in currency exchange rates, manage the effective maturity or duration of the Fund's portfolio, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund may use Strategic Transactions to enhance potential gain, although the Fund will not enter into a Strategic Transaction to the extent such Strategic Transaction would cause the Fund to become subject to regulation by the Commodity Futures Trading Commission as a commodity pool. A more complete discussion of Strategic Transactions and their risks is contained in the Fund's SAI.

         U.S. Government Securities. U.S. government securities in which the Fund may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the Federal National Mortgage Association; or (iii) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, they may be regarded as illiquid.

         Other Investment Companies. The Fund may invest up to 10% of its Managed Assets in securities of other open- or closed-end investment companies that invest primarily in securities of the types in which the Fund may invest directly. The Sub-Adviser generally expects that it may invest in other investment companies either during periods when the Fund has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds from this offering of Common Shares or during periods when there is a shortage of attractive securities available in the market. As a stockholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment advisory fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same Financial Leverage risks described in this Prospectus.

Investment Practices

         Private Placement and Rule 144A Securities.. The Fund may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded in the OTC secondary market. In many cases, privately placed securities will be subject to contractual or legal restrictions on transfer. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. Although privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than if such securities were more widely traded. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

         Certain private placement or otherwise restricted securities purchased by the Fund may qualify for resale under Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market exists for those securities, the Fund likely will be able to dispose of the securities without their registration under the 1933 Act, and such securities will not be subject to the Fund's 25% limitation on the percentage of its Managed Assets that may be invested in illiquid securities. The Fund may invest without limit in securities that qualify under Rule 144A.

         Illiquid and Restricted Securities. The Fund may invest up to 25% of its Managed Assets in securities that are deemed illiquid by the Sub-Adviser. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. In the absence of readily available market quotations a committee appointed by the Fund's board of trustees (the "Board of Trustees" or the "Board") will price illiquid investments at their fair value as determined in good faith in accordance with the valuation procedures approved by the Board. Valuing illiquid securities typically requires greater judgment than valuing securities for which there is an active trading market.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment or upon demand. The Fund's use of reverse repurchase agreements involves many of the same risks of leverage described under "Leverage" and "Risks--Leverage Risk" since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. At the time the Fund enters into a reverse repurchase agreement, it may establish and maintain a segregated account with the custodian containing liquid instruments having a value not less than the repurchase price (including accrued interest). If the Fund establishes and maintains such a segregated account, the reverse repurchase agreement will not be considered a borrowing by the Fund; however, under circumstances in which the Fund does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a borrowing for the purpose of the Fund's limitation on borrowings. Reverse repurchase agreements involve the risk that the market values of the securities acquired in connection with the reverse repurchase agreements may decline below the prices of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market values of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreements may decline in price. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

         Short Sales Against the Box. A short sale is a transaction in which the Fund sells a security and borrows the security for delivery to the purchaser of the security from the Fund. In a short sale "against the box," the seller of the security short owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation. The Fund may engage in short sales against the box. In a short sale against the box, the short seller is exposed to the risk of being forced to deliver the stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Short sales against the box may be entered into to seek to lock in the price (and any gain) of an appreciated security in the Fund's portfolio. The Fund will generally recognize the gain for U.S. federal income tax purposes (subject to a certain limited exception that may not be available to the Fund) on such an appreciated security as a result of a short sale against the box.

         Repurchase Agreements. The Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund's purchase price, with the difference being income to the Fund. Under policies adopted by the Fund's Board of Trustees, the Adviser and the Sub-Adviser will be responsible for reviewing the Fund's repurchase agreement counterparties to determine whether the creditworthiness of such counterparties is within the guidelines established in the Board's policies. The counterparty's obligation under a repurchase agreement will be collateralized with U.S. Treasury or agency obligations with a market value of not less than 100% of the obligation, valued daily. Collateral is held by the Fund's custodian for the benefit of the Fund. Repurchase agreements afford the Fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before its repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

         Lending of Portfolio Securities. In order to earn additional income, the Fund may lend portfolio securities to registered broker-dealers or other institutional investors deemed by the Sub-Adviser to be creditworthy under agreements which require that the loans be secured continuously by collateral consisting of cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of any increase and the detriment of any decrease in the market value of the securities loaned and will also earn income by investing cash collateral. The Fund will not have the right to vote any securities having voting rights during the existence of the loan, but will call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund may lend portfolio securities only to firms that have been approved by the Adviser and the Sub-Adviser under procedures adopted by the Board of Trustees. The Adviser and the Sub-Adviser will monitor the creditworthiness of approved borrowers. At no time will the value of the securities loaned exceed 33 1/3% of the value of the Fund's total assets.

         Defensive and Temporary Investments. For temporary defensive purposes or during periods of unusual market or economic conditions, the Fund may invest less than 80% of its Managed Assets in high yield securities and may invest up to 100% of its Managed Assets in securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized statistical rating organization or other high quality fixed income securities deemed by the Adviser and the Sub-Adviser to be consistent with a defensive posture, or in shares of money market funds, or may hold cash. The yield on these investments may be lower than the yield on lower rated debt securities.

Portfolio Turnover

         The Fund will buy and sell securities to seek to accomplish its investment objectives. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less). Higher portfolio turnover may decrease the after-tax return to individual investors in the Fund to the extent it results in a decrease of the portion of the Fund's distributions that is attributable to long-term capital gain. Under normal market conditions, the Fund anticipates that its annual portfolio turnover rate will not exceed 100%, although portfolio turnover is not considered a limiting factor in the execution of investment decisions for the Fund.

Investment Restrictions

         The Fund has adopted certain other investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares, as defined in the 1940 Act, (and Preferred shares, if any, voting together as a single class). See "Investment Restrictions" in the Fund's SAI for a complete list of the fundamental investment policies of the Fund. Should the Fund decide to utilize financial leverage in the future, it may become subject to rating agency guidelines that are more limiting than its fundamental investment restrictions in order to obtain and maintain a desired rating on the financial leverage.

                           USE OF FINANCIAL LEVERAGE

         The Fund may seek to utilize financial leverage. The Fund may leverage through the issuance of preferred shares ("Preferred Shares"). The Fund may also borrow or issue debt securities ("Borrowings," and collectively with the Preferred Shares, "Financial Leverage") for financial leveraging purposes and for temporary purposes such as settlement of transactions. Under current market conditions, the Fund presently intends to utilize Financial Leverage within approximately three months of the completion of this offering of its Common Shares through the issuance of Preferred Shares in an amount not expected to exceed 33% of the Fund's total assets (including the proceeds of the Preferred Shares offering). Preferred Shares will have seniority over the Common Shares. The issuance of Preferred Shares would leverage the Common Shares. There is no assurance that the Fund will utilize Financial Leverage or that, if utilized, that the Fund's leveraging strategy will be successful.

Preferred Shares

         Approximately three months after completion of the Common Shares offering, the Fund intends currently to issue Preferred Shares representing approximately 33% of the Fund's total assets (including the proceeds from the Preferred Shares offering) immediately after their issuance. Such offering is subject to market conditions and the Fund's receipt of a top credit rating on the Preferred Shares from one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") (such as Moody's and/or Fitch). The Fund presently anticipates that any Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's or S&P. See "Appendix A--Ratings of Investments" in the Statement of Additional Information.

         Because the aggregate liquidation preference of Preferred Shares will have a senior claim on the assets of the Fund, changes in the value of the Fund's portfolio securities, including costs attributable to Preferred Shares, will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, the Financial Leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using Financial Leverage, the fees paid to the Adviser and the Sub-Adviser for advisory services will be higher than if the Fund did not use Financial Leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, which includes the proceeds from the Financial Leverage. If the Fund issues Preferred Shares, the Common Shareholders will bear the offering costs of the issuance of any Preferred Shares, which are currently expected to be approximately ____% of the total amount of the gross proceeds of the Preferred Shares offering.

         Under the 1940 Act, the Fund may not issue Preferred Shares unless, immediately after such issuance, it has an "asset coverage" of at least 200%. For these purposes, "asset coverage" means the ratio of (i) total assets less all liabilities and indebtedness not represented by "senior securities" to (ii) the amount of "senior securities representing indebtedness" plus the "involuntary liquidation preference" of the Preferred Shares. "Senior security" means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. "Senior security representing indebtedness" means any "senior security" other than equity shares. The "involuntary liquidation preference" of the Preferred Shares is the amount that holders of Preferred Shares would be entitled to receive in the event of an involuntary liquidation of the Fund in preference to the Common Shares.

         In addition, the Fund is not permitted to declare any dividend (except a dividend payable in Common Shares), or to declare any other distribution on its Common Shares, or to purchase any Common Shares, unless the Preferred Shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of Common Shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary to maintain asset coverage of any Preferred Shares of at least 200%.

         If Preferred Shares are outstanding, two of the Fund's Trustees will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Trustees of the Fund will be elected by Common Shareholders and Preferred Shares voting together as a single class. In the unlikely event the Fund failed to pay dividends on Preferred Shares for two years, Preferred Shares would be entitled to elect a majority of the Trustees of the Fund. The failure to pay dividends or make other distributions could result in the Fund's ceasing to qualify for treatment as a regulated investment company under the Code, which could have a material adverse effect on the value of the Common Shares.

         The Fund may be subject to certain restrictions imposed either by guidelines of one or more NRSROs that may issue ratings for Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser or the Sub-Adviser, as the case may be, from managing the Fund's assets in accordance with the Fund's investment objective and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the NRSROs would impede its ability to meet its investment objective, or if the Fund is unable to obtain its desired rating on Preferred Shares (expected to be AAA/Aaa), the Fund will not issue Preferred Shares.

Borrowings

         As noted above, the Fund is also authorized to utilize Borrowings for financial leveraging purposes and for temporary purposes such as settlement of transactions. The Fund may, but it does not currently intend to, utilize Borrowings for financial leveraging purposes. Under the 1940 Act, the Fund generally is not permitted to issue commercial paper or notes or borrow unless, immediately after the borrowing or commercial paper or note issuance, the value of the Fund's total assets less liabilities other than the principal amount represented by commercial paper, notes or other Borrowings, is at least 300% of such principal amount. In addition, the Fund is not permitted to declare any cash dividend or other distribution on the Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the principal amount represented by commercial paper, notes or other Borrowings, is at least 300% of such principal amount after deducting the amount of such dividend or other distribution. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or other Borrowings to the extent necessary to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

Effects of Financial Leverage

         Assuming (1) that the proceeds from the issuance of Preferred Shares will represent in the aggregate approximately 33% of the Fund's total assets after such issuance, and (2) the Fund will pay dividends with respect to such Preferred Shares at an annual average rate of ____%, then the incremental income generated by the Fund's portfolio (net of estimated expenses including expenses related to the Financial Leverage) must exceed approximately ____% to cover such dividends specifically related to the Preferred Shares. Of course, these numbers are merely estimates used for illustration. Actual dividend rates may vary frequently and may be significantly higher or lower than the rate estimated above.

         The following table is furnished pursuant to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund's investment portfolio returns will be. The table further reflects the issuance of Financial Leverage representing approximately 33% of the Fund's total assets after such issuance. The table does not reflect any offering costs of Common Shares or Preferred Shares.

         Assumed portfolio total return........... (10.00)%    (5.00)%   0.00%     5.00%     10.00%
         Common Share total return................

         Common Share total return is composed of two elements--the Common Share dividends paid by the Fund (the amount of which is largely determined by the Fund's net investment income after paying the carrying cost of Financial Leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table assumes that the Fund is more likely to suffer capital loss than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the net investment income it receives on its investments is entirely offset by losses on the value of those investments. This table reflects the hypothetical performance of the Fund's portfolio and not the performance of the Fund's Common Shares, the value of which will be determined by market and other factors.

          During the time in which the Fund is utilizing Financial Leverage, the amount of the fees paid to the Adviser and the Sub-Adviser for investment advisory services will be higher than if the Fund did not utilize Financial Leverage because the fees paid will be calculated based on the Fund's Managed Assets, which may create a conflict of interest between the Adviser and the Sub-Adviser and the Common Shareholders. Because the Financial Leverage costs will be borne by the Fund at a specified rate, only the Fund's Common Shareholders will bear the cost of the Fund's fees and expenses. The Fund generally will not use Financial Leverage if the Adviser and the Sub-Adviser anticipate that such use would result in a lower return to Common Shareholders for any significant amount of time.

         Unless and until the Fund utilizes Financial Leverage, the Common Shares will not be leveraged and this section will not apply.

Interest Rate Transactions

         In connection with the Fund's use of Financial Leverage through its sale of Preferred Shares or Borrowings, the Fund may enter into interest rate swap or cap transactions for purposes of protecting itself from increasing dividends payable on its Preferred Shares or increasing interest rates payable on any variable rate Borrowings. Such interest rate swaps involve the Fund's agreement with a counterparty to pay a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a payment at a variable rate that is expected to approximate the dividends or interest rate payable by the Fund on Preferred Shares or any variable rate Borrowings. The payment obligations would be based on the notional amount of the swap.

         Interest rate caps are swaps that would entitle the Fund to receive from a counterparty, if a referenced interest rate exceeds a specified rate, payments of the difference based on the notional amount of such cap. The Fund may also use interest rate swaps and caps to hedge its portfolio holdings of debt securities or to protect against increases in the prices of debt securities that the Sub-Adviser anticipates purchasing for the Fund. There can be no assurance, however, that the Fund will use interest rate swaps or caps.

         A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value attributable to the Common Shares. Depending on the state of interest rates in general, the Fund's use of interest rate swaps or caps could enhance or harm the overall performance of the Common Shares. To the extent that there is a decline in interest rates for maturities equal to the remaining maturity on the Fund's fixed rate payment obligation under the interest rate swap or equal to the remaining term of the interest rate cap, the value of the swap or cap (which initially has a value of zero) could decline, and could result in a decline in the net asset value of the Common Shares. On the other hand, if such rates were to increase, the value of the swap or cap could increase, and thereby increase the net asset value of the Common Shares. As interest rate swaps or caps approach their maturity, their positive or negative value due to interest rate changes will approach zero.

         Interest rate caps could enhance the performance of the Common Shares by providing a ceiling to all or part of the Fund's Financial Leverage expense during the terms of the cap. However, interest rate caps could also increase the operating expenses of the Fund and adversely affect the performance of the Common Shares in the event that the premium paid by the Fund exceeds the additional amounts the Fund would have been required to pay on its Preferred Shares or Borrowings due to increases in short-term interest rates during the term of the cap had it not entered into the cap agreement.

         In addition, if the short-term interest rates effectively received by the Fund during the term of an interest rate swap are lower than the Fund's fixed rate of payment on the swap, the swap will increase the Fund's operating expenses and reduce Common Share net earnings. If, on the other hand, the short-term interest rates effectively received by the Fund are higher than the Fund's fixed rate of payment on the interest rate swap, the swap would enhance Common Share net earnings. In either case, the swap would have the effect of reducing fluctuations in the Fund's cost of Financial Leverage due to changes in short-term interest rates during the term of the swap.

         Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset the dividend payments on preferred shares or interest payments on borrowings. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the Common Shares.

         In addition, at the time the interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares.

         The Fund may choose or be required to redeem some or all Preferred Shares or prepay any Borrowings. This redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. An early termination of a cap could result in a termination payment to the Fund.

         The Fund will usually enter into swaps and caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will segregate cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily, or will treat the transaction as a senior security for purposes of applicable 1940 Act limitations.


                                     RISKS

         INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS AND SPECIAL CONSIDERATIONS ASSOCIATED WITH INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE ENTIRE PRINCIPAL AMOUNT THAT YOU INVEST. NO OPERATING HISTORY

         The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

Not a Complete Investment Program

         The Fund is intended for investors seeking a high level of current income and capital appreciation over the long term. The Fund is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. An investment in the Common Shares of the Fund should not be considered a complete investment program. Each Common Shareholder should take into account the Fund's investment objectives as well as the Common Shareholder's other investments when considering an investment in the Fund.

Credit Risk

         Credit risk refers to an issuer's ability to make payments of principal and interest when they are due. Because the Fund will own securities with low credit quality, it will be subject to a high level of credit risk. The credit quality of such securities is considered speculative by rating agencies with respect to the ability of issuers to pay interest and repay principal. Therefore, lower grade securities may experience high default rates, which could mean that the Fund may suffer losses on its investments in these securities, which would adversely affect the Fund's net asset value and its ability to make distributions.

Interest Rate and Related Risks

    Interest Rate Risk. The value of debt securities in the Fund's portfolio generally will decline if interest rates rise. Market interest rates are currently at lower levels and there is a risk that the net asset value and market price of the Fund's Common Shares will decline if market interest rates rise. The prices of securities that have longer maturities may fluctuate more than the prices of shorter term securities in response to changes in interest rates. Because the Fund's portfolio maturity is expected to be within the intermediate range (3 to 10 years), the net asset value of the Fund and market price of the Fund's Common Shares are likely to fluctuate more in response to changes in market rates of interests than if the Fund invested primarily in short-term debt securities.

    Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Lower-grade securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem a lower-grade obligation if the issuer can re-finance the debt at a lower cost due to declining interest rates or an improvement in the credit-standing of the issuer.

    Extension Risk. During periods of rising interest rates, the average life of certain types of securities in which the Fund will invest may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the principal and interest are paid in full) and reduce the value of the security. This is known as extension risk.

    Reinvestment Risk. Income from the Fund's portfolio will decline if the Fund reinvests the proceeds from debt securities that mature or are called in securities that pay lower rates of interest. A decline in income could adversely affect dividends paid by the Fund and the market price or investment return of Common Shares.

        Variable and Floating Rate Risk. The Fund may invest in variable and floating rate securities that provide for adjustment in the interest rate paid on the securities on a periodic basis or when there is a change in a specified reference rate. These interest rate reset features may result in a reduction in the interest payable to the Fund with respect to floating rate and variable rate securities if interest rates fall.

    Foreign Securities Risks

         Investment in securities of foreign issuers, including securities of foreign issuers traded in the U.S., can be affected by risk factors generally not thought to be present in the U.S., including, among other things, increased political, economic, regulatory and contractual risks. Foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.

         There may be less publicly available information about a foreign company than a U.S. company. Foreign securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. Foreign markets also have different clearance and settlement procedures that could cause the Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing loss. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

         The Fund's investments in foreign securities may include American Depositary Receipts ("ADRs"). ADRs are receipts issued by United States banks or trust companies in respect of securities of foreign issuers held on deposit for use in the United States securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Currency Risk

         The value of the Fund's securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Financial Leverage Risk

         The Fund's use, if any, of Financial Leverage through the issuance of Preferred Shares and Borrowings, as well as the economic leverage inherent in certain derivatives, including credit default swaps, creates the opportunity for increased common share net income, but also creates risks for Common Shareholders. There is no assurance that the Fund's leveraging strategies will be successful. Financial Leverage creates risks which may adversely affect the return for the Common Shareholders, including:

         o the likelihood of greater volatility of the net asset value and market price of the Fund's Common Shares;

         o the possibility either that Common Share income will fall if the Preferred Share dividend rate rises or the Fund's Borrowing costs increase, or that Common Share income will fluctuate because of changes in the Preferred Share dividend rates or Borrowing costs; and

         o the possibility that the Fund may need to sell portfolio securities for other than investment purposes in a manner or at times which may not be advantageous to the Fund.

         If the Fund issues Preferred Shares or borrows money to make additional investments and the income and capital appreciation from those investments exceed the dividends payable on the Preferred Shares or the costs of Borrowing, the Fund's investment return will be greater than if Financial Leverage had not been used. However, if the dividends payable on the Preferred Shares or the costs of Borrowing exceed the income and capital appreciation from the additional investments, the Fund would lose money and its investment return will be lower than if Financial Leverage had not been used. An increase in interest rates, which would increase the costs of Financial Leverage, may be likely because market rates of interest are currently near their lowest levels in recent years.

         Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and, in some cases, covenants that may affect the Fund's ability to pay dividends and distributions on Common Shares. The Fund may also be required to pledge its assets to the lenders in connection with certain types of Borrowing. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for the Preferred Shares or short-term or long-term debt issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

         Because the investment advisory fees received by the Adviser and the Sub-Adviser are based on the Fund's Managed Assets (which include assets but not liabilities attributable to any outstanding Preferred Shares or to the aggregate principal amount of any Borrowings), the Adviser and the Sub-Adviser have a financial incentive to cause the Fund to use Financial Leverage, which creates a conflict between the interests of the Adviser and the Sub-Adviser and the interests of the Common Shareholders.

High Yield Debt Securities Risk

         Investment in high yield debt securities involves substantial risk of loss. In addition to involving greater credit risk than investment grade obligations, high yield debt securities are more susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield debt securities tend to be very volatile, and these securities are potentially less liquid than investment grade debt obligations. High yield debt securities are subject to the following specific risks:

         o Increased price sensitivity to a deteriorating economic environment.

         o Greater risk of default because high yield debt securities are often unsecured and subordinated to the payment rights of other creditors of issuers

         o Adverse company specific events are more likely to render an issuer unable to make interest or principal payments and to affect adversely the prices of high yield debt securities.

         o If a negative perception of the high yield debt market develops, the price and liquidity of high yield debt securities may be depressed. This negative perception could last for a significant period of time.

         o Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than would be the case for an investment grade issuer. The principal amount of high yield debt securities outstanding has proliferated in the past decade as an increasing number of issuers have used these securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. If the U.S. or global economy enters into a recessionary phase, or if interest rates rise sharply, the number of defaults by high yield issuers is likely to increase.

         o Downturns in profitability in specific industries could adversely affect the ability of high yield issuers in those industries to meet their obligations. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do the market values of higher quality securities, which react primarily to fluctuations in the general level of interest rates. Factors having an adverse impact on the market value of lower quality securities may have an adverse effect on the Fund's net asset value and the market value of the Common Shares.

         o The Fund may incur additional expenses to the extent it is required to seek recovery after a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer's assets and to take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

         o The secondary market for high yield debt securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high yield debt securities than for investment grade securities. The prices quoted by different dealers may vary significantly and the spread between bid and asked prices may be much larger than for higher quality debt obligations. Under adverse market or economic conditions, the secondary market for high yield debt securities could contract further, independent of any specific adverse changes in the condition of particular issuers, and these securities may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell these securities only at prices lower than if they were widely traded. Prices realized on the sale of lower rated debt securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value and the Fund may suffer losses on its investments.

         o Recent market conditions have caused demand for high yield securities to rise. If demand for high yield securities decreases while supply remains constant, the prices of high yield debt securities are likely to decline.

         o Because investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund will invest, the yields and prices of these securities tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

         o If the Fund invests in high yield debt securities that are rated C or below by Moody's, S&P or Fitch, the Fund will incur significant risk in addition to the risks associated with investments in high yield debt securities and corporate loans. These distressed securities frequently do not produce income while they are outstanding. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investment in these securities.

         See Appendix A to the Fund's Statement of Additional Information for a description of Moody's, S&P's and Fitch's ratings.

Corporate Bonds Risk

         The Fund's investments in corporate bonds are subject to a number of risks described in the Prospectus, including management risk, interest rate risk, inflation risk, deflation risk, below investment grade debt securities risk, foreign securities risk and illiquid and restricted securities risks.

Corporate Loans Risk

         The secondary dealer market for corporate loans is not as well developed as the secondary dealer market for high yield debt securities and, therefore, presents increased risks relating to liquidity and pricing. When the Fund purchases a participation interest in (rather than a direct interest in or assignment of) a corporate loan, the Fund will acquire some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Unlike a direct interest in a loan, ownership of a participation interest typically gives the Fund a contractual relationship only with the lender, and not with the borrower. In such cases, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender that sold the participation and only if such lender receives payment from the borrower. In addition, the Fund may not be able to exercise any remedies that the lender would have under the corporate loan if the Fund buys a participation interest. Participation interests are designed to give corporate loan investors preferential treatment over investors in an issuer's high yield debt securities in the event the credit quality of the issuer deteriorates. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the corporate loan will be repaid in full. To the extent the Fund engages in loan participations, there is counterparty risk.

Convertible Securities Risk

          Convertible securities generally pay lower rates of interest or have lower dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of an issuer's equity securities exceeds the conversion price of the issuer's securities convertible into such equity securities, the convertible securities tend to reflect the market price of the issuer's equity securities. As the market price of the issuer's underlying equity securities decline, the convertible securities tend to trade increasingly on a yield basis and thus may not decline in price to the same extent as the equity securities.

Preferred Securities Risk

         There are special risks associated with investing in preferred securities, including:

         o Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

         o Non-Cumulative Dividends. Some preferred securities are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred security held by the Fund determine not to pay dividends on such stock, the amount of dividends the Fund pays may be adversely affected. There is no assurance that dividends or distributions on non-cumulative preferred securities in which the Fund invests will be declared or otherwise made payable.

         o Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

         o Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or United States government securities.

         o Limited Voting Rights. Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may have the right to elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

         o Special Redemptions Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund .

Asset-Backed Securities Risk

         The investment characteristics of asset-backed securities (including mortgage-backed securities) differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. Thus, asset-backed securities (including mortgage-backed securities) are subject to prepayment risk and to extension risk to a greater degree than many other fixed income securities.

         Because mortgage derivatives and structured securities have embedded leverage features, small changes in interest rates or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Distressed Securities Risk

         Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investment in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in distressed securities, its ability to achieve current income for its stockholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets the Fund receives in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities the Fund receives upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.

Real Estate Investment Trusts Risk

          Investing in REITs involves certain unique risks in addition to those commonly associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs also are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are exposed to the risk of default by lessees or borrowers. REITs with underlying assets that are concentrated in properties used by a particular industry (such as health care) are also subject to risks associated with that industry. REITs may have limited financial resources and their securities may trade less frequently and in a more limited volume than securities of larger companies.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If a REIT invests in adjustable rate mortgage loans, the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources and their securities may trade less frequently and in a more limited volume than securities of larger companies.

Municipal Obligations Risk

         The amount of public information available about the municipal securities in which the Fund may invest generally be less than that for corporate equity or debt securities. As a result, to the extent the Fund invests in municipal securities its investment performance may be more dependent on the analytical abilities of the Sub-Adviser. The secondary market for municipal securities, particularly below investment grade debt securities in which the Fund may invest, also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund's ability to sell these securities from its portfolio at attractive prices. Some municipal securities (e.g., special revenue bonds) are supported only by the revenue of a particular project or privately operated facility, and are subject to greater repayment risk because they are not supported by the taxing power of any governmental entity. Municipal securities are also subject to a risk that terrorist attacks could cause substantial loss of life, damage the local economy and damage or destroy significant portions of the municipal infrastructure. These attacks, and measures taken to prevent them, may impose substantial costs on municipal budgets and hinder the issuer's ability to pay interest and repay principal on municipal securities.

Common Equity Securities Risk

         The Fund may invest up to 20% of its Managed Assets in common equity securities. Therefore the Fund is subject to common equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. Stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which the Fund will invest typically will be structurally subordinated to preferred stock, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. Although common equity securities have historically generated higher average returns than fixed income securities, common equity securities have also tended to experience significantly more volatility in their returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the price of common stock of an issuer is sensitive to general movements in the stock market. Accordingly, an overall drop in the stock market may depress the prices of most or all of the common equity securities held by the Fund.

Other Investment Companies Risk

         The Fund may invest up to 10% of its Managed Assets in securities of open- or closed-end investment companies, including exchange traded funds
(ETFs), that invest primarily in securities of the types in which the Fund may invest directly. As a stockholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same risks associated with Financial Leverage which are described in this Prospectus. See "Use of Financial Leverage" and "Risks--Financial Leverage Risk."

Derivatives and Strategic Transactions Risk

         The Fund's use of derivatives, such as interest rate and credit default swaps and caps, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The values of derivatives can be volatile. Derivatives may also involve embedded leverage. Thus, a small investment in derivatives can result in a significant loss to the Fund. When a derivative instrument is used for hedging purposes, there is a risk that changes in the derivative's value will not correspond to changes in the value of the investments being hedged. In this event, the Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative or the counterparty to the transaction defaults on its obligation. Certain derivatives may be illiquid and difficult to value.

         Strategic Transactions in which the Fund may engage for hedging and risk management, such as interest rate and foreign currency transactions, options, forwards and swaps, also involve certain risks and special considerations. Strategic Transactions will primarily be entered into to seek to manage the risks of the Fund's portfolio of securities, but may have the effect of limiting the gains from favorable market movements. Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Fund to deliver or receive a specified currency. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. The use of leverage by the Fund, if any, may limit the Fund's ability to use Strategic Transactions. A more complete discussion of Strategic Transactions and their risks is contained in the Fund's Statement of Additional Information.

Counterparty Risk

         The Fund will be subject to various risks with respect to counterparties in connection with certain types of investment transactions, including transactions in loan participations, certain options and other derivatives (such as interest rate and credit default swaps). If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Illiquid and Restricted Securities Risk

         The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market exists for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity.

Inflation Risk

         Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real, or inflation-adjusted, value of the Common Shares and distributions can decline and dividend payments on the Fund's Preferred Shares, if any, or interest payments on Fund borrowings, if any, may increase.

Delay in Investing the Proceeds of the Offering

         Due to the nature of the high yield debt market, certain investments that in the judgment of the Sub-Adviser are appropriate investments for the Fund may not be immediately available for purchase by the Fund. For this reason, the Fund expects that it may take up to six months following the completion of this offering until the Fund's assets are fully invested in accordance with the Fund's investment objectives and policies. During this period, the Fund may invest all or a portion of the proceeds of this offering in U.S. government securities, high grade short-term or long-term debt obligations, or investments in derivatives and other structured instruments that have economic characteristics similar to the Fund's direct investments in below investment grade quality securities (including high yield securities or credit default swap indices, credit-linked securities or other credit derivative transactions). Further, during this period, the Fund will not be required to meet the percentage and credit rating limitations set forth in this Prospectus. See "Investment Objectives and Policies - Portfolio Investment Parameters."

Valuation Risk

         Market prices may not be readily available for certain of the Fund's portfolio investments, including the Fund's high yield securities. and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees or its designee pursuant to procedures adopted by the Board. Valuing illiquid securities typically requires greater judgment than valuing securities for which there is an active trading market. Restrictions on resale or the absence of a liquid secondary market may adversely affect the Fund's ability to determine its net asset value. The sale price of securities that are not readily marketable may be lower or higher than the Fund's most recent determination of their fair value.

Market Discount Risk

         Whether investors will realize gains or losses upon the sale of Common Shares of the Fund will depend upon the market price of the Common Shares at the time of sale, which may be less or more than the Fund's net asset value per share. Since the market price of the Common Shares will be affected by such factors as the relative demand for and supply of the shares in the market, general market and economic conditions and other factors beyond the control of the Fund, we cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the public offering price. Shares of closed-end funds often trade at a discount to their net asset values and the Fund's Common Shares may trade at such a discount. This risk may be greater for investors expecting to sell their Common Shares of the Fund soon after completion of the public offering. The Common Shares of the Fund were designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

Management Risk

         The Fund is subject to management risk because it is an actively managed portfolio. In acting as the investment manager of the Fund's portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Adviser has not served previously as an investment adviser to a registered investment company (such as the Fund) although it does serve as investment adviser to various private funds. Registered investment companies are subject to restrictions and reporting requirements that do not apply to private funds. Such constraints may limit or hinder the Sub-Adviser's ability to take advantage of attractive investment opportunities and, as a result, achieve the Fund's investment objectives. In addition, although the Sub-adviser will apply the philosophy and investment techniques used by the Sub-Adviser in managing its private fund clients, the Fund's investment strategies may differ from those of such private funds and the Fund's investment returns could be substantially lower that the returns achieved by such private funds and other clients of the Sub-Adviser.

Current Developments Risks

         As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. Securities Markets were closed for a four-day period. These terrorists attacks, the war in Iraq and its aftermath and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar events in the future or other disruptions of financial markets could affect interest rates, securities exchanges, auctions, secondary trading, rating, credit risk, inflation and other factors relating to the Common Shares.

Anti-takeover Provisions

         The Fund's Governing Documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. See "Anti-takeover and Other Provisions in the Fund's Governing Documents."

                             MANAGEMENT OF THE FUND

Trustees and Officers

         The Board of Trustees is broadly responsible for the management of the Fund, including general supervision of the duties performed by the Adviser and the Sub-Adviser. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

The Adviser

         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group, LLC, acts as the Fund's investment adviser pursuant to an investment advisory agreement with the Fund (the "Advisory Agreement"). The Adviser is a Delaware limited liability company, with its principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. Pursuant to the Advisory Agreement, the Adviser furnishes office space and necessary facilities and equipment to the Fund, provides administrative services to the Fund, oversees the activities of the Sub-Adviser, provides personnel, including certain officers required for the Fund's administrative management and pays the compensation of all officers and trustees of the Fund who are also officers, directors or employees of the Adviser or its affiliates. Claymore Advisors, LLC acts as investment adviser to four other registered closed-end investment companies, and serves as investment adviser or portfolio supervisor to portfolios with approximately $[__] billion in assets as of December 31, 2004. Claymore Securities, Inc., an affiliate of the Adviser and one of the underwriters, acts as servicing agent to various investment companies and specializes in the creation, development and distribution of investment solutions for advisers and their valued clients.

The Sub-Adviser

         Post Advisory Group, LLC (the "Sub-Adviser") will serve as the Fund's investment sub-adviser and is responsible for the management of the Fund's portfolio of securities. The Sub-Adviser is the successor advisory entity of Post Advisory Group, Inc., which was founded in 1992 by Lawrence A. Post, the Sub-Adviser's Chief Executive Officer, Chief Investment Officer and President. The Sub-Adviser is based in Los Angeles, California. The Sub-Adviser's clients include a wide range of public and private retirement funds, corporations, endowments, foundations and high net worth individuals.

         The Sub-Adviser is an affiliate of Principal Global Investors, a diversified asset management organization and a member of the Principal Financial Group. As of September 30, 2004, Principal Global Investors managed approximately $129 billion in assets primarily for retirement plans and other institutional clients. Principal Global Investors provides focused investment solutions across a broad range of asset classes, investment styles and portfolio structures.

         Portfolio Manager. Lawrence A. Post will serve as the Portfolio Manager for the Fund. Mr. Post began to identify and invest in high yield securities in the 1960s, long before there was an "institutionalized" high yield market. He founded the high yield bond department at Smith Barney in 1976 and later, in 1979, Salomon Brothers chose him to be the Director of Research for High Yield. In 1981, he was selected to be the Co-Director of Research for High Yield Bonds for Drexel Burnham. In 1992, he founded Post Advisory Group, Inc. and served as its President and Chief Investment Officer until 2000 when the Sub-Adviser was formed.

         Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, under the supervision of the Fund's Board of Trustees and the Adviser, provides a continuous investment program for the Fund's portfolio; provides investment research and makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Fund who are its affiliates.

Advisory and Sub-Advisory Agreements

         Pursuant to the Advisory Agreement between the Adviser and the Fund, the Fund will pay the Adviser a fee at an annual rate equal to [0.__%] of the Fund's average daily Managed Assets (as defined below). Such fee will be paid by the Fund on a monthly basis, in arrears. "Managed Assets" of the Fund means the total assets of the Fund, including the assets attributable to the proceeds from any financial leverage, minus liabilities, other than liabilities related to any Financial Leverage. The liquidation preference of Preferred Shares issued by the Fund, if any, is not a liability. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser will pay the Sub-Adviser a fee at an annual rate equal to [0.__%] of the Fund's average daily Managed Assets. Such fee will be paid by the Fund on a monthly basis, in arrears.

         In addition to the fees of the Adviser and the Sub-Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Adviser or the Sub-Adviser), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any Financial Leverage, expenses of preparing, printing and distributing prospectuses, stockholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

                                NET ASSET VALUE

         The net asset value of the Common Shares will be calculated by subtracting the Fund's total liabilities (including from Borrowings) and the liquidation preference of any outstanding Preferred Shares from total assets (the market value of the securities the Fund holds plus cash and other assets). The per share net asset value is calculated by dividing the Fund's net asset value by the number of Common Shares outstanding and rounding the result to the nearest full cent. The Fund will calculate its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time, every day on which the New York Stock Exchange is open. Information that becomes known to the Fund or its agent after the Fund's net asset value has been calculated on a particular day will not be used to retroactively adjust the price of a security or the Fund's net asset value determined earlier that day.

         The Fund's investments will be valued in accordance with the valuation procedures approved by the Fund's Board of Trustees. Securities for which market quotations are readily available will be valued at the market value for such securities, as determined under such procedures. The Fund values securities for which market quotations are not readily available at their fair value, as determined in accordance with such procedures.

         Fixed-income securities are valued at the last available bid price for such securities, generally as provided by independent pricing services approved by the Board of Trustees, or, if such prices are not available, at prices based on broker quotes for those securities. As appropriate, quotations for high yield securities may also take additional factors into consideration such as the activity of the underlying equity or sector movements.

         The Fund values certain of its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, in accordance with fair value procedures approved by the Board of Trustees. The Fund periodically reviews valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

         The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees of the Fund believe accurately reflects fair value.

         The Fund's securities traded primarily in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when Common Shareholders have no ability to trade the Common Shares on the NYSE.

         Any swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

                                 DISTRIBUTIONS

         The Fund intends to pay substantially all of its net investment income to Common Shareholders through quarterly distributions. In addition, the Fund intends to distribute any net realized long-term capital gains to Common Shareholders as long-term capital gain dividends at least annually. The Fund expects that dividends paid on the Common Shares will consist of (i) investment company taxable income, (including short-term capital gain, income from certain hedging and interest rate transactions), (ii) long-term capital gain (gain from the sale of a capital asset held longer than 12 months) and (iii), to a lesser extent, qualified dividend income (income from domestic and certain foreign corporations).

         If, for any calendar year, the Fund's total distributions exceed net investment income and net realized capital gain (any such excess, the "Excess"), the Excess distributed from the Fund's assets would generally be treated as a tax-free return of capital up to the amount of the Common Shareholder's basis in his or her Common Shares. A "return of capital" is that portion of a distribution that exceeds the Fund's current and accumulated earnings and profits. The return of capital shall be applied against and reduce the shareholder's adjusted tax basis of his/her Common Shares dollar-for-dollar, resulting in a potential increase of the shareholder's taxable gain upon the sale of his/her Common Shares.

         Pursuant to the requirements of the 1940 Act, in the event the Fund makes distributions from sources other than income, a notice will accompany each quarterly distribution with respect to the estimated source of the distribution made. Such notices will describe the portion, if any, of the quarterly dividend which, in the Fund's good faith judgment, constitutes long-term capital gain, short-term capital gain, investment company taxable income or a return of capital. The actual character of such dividend distributions for federal income tax purposes, however, will only be determined finally by the Fund at the close of its fiscal year, based on the Fund's full year performance and its actual net investment company taxable income and net capital gains for the year, which may result in a recharacterization of amounts distributed during such fiscal year from the characterization in the quarterly estimates.

         Initial distributions to Common Shareholders are expected to be declared approximately 60 to 90 days after completion of the Common Share offering, and paid approximately 90 to 120 days after the completion of the Common Share offering, depending upon market conditions. The Fund expects that, over time, it will distribute all of its investment company taxable income. The investment company income of the Fund will consist of all interest and dividend income accrued on portfolio assets, short-term capital gain and income from certain hedging and interest rate transactions, less all expenses of the Fund. Expenses of the Fund will be accrued each day.

         To permit the Fund to maintain more stable quarterly distributions, the Fund may initially distribute less than the entire amount of the net investment income earned in a particular period. The undistributed net investment income may be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular quarterly period may be more or less than the amount of net investment income actually earned by the Fund during the period, and the Fund may have to sell a portion of its investment portfolio to make a distribution at a time when independent investment judgment might not dictate such action. Undistributed net investment income is included in the Common Shares' net asset value, and, correspondingly, distributions from net investment income will reduce the Common Shares' net asset value.

                      AUTOMATIC DIVIDEND REINVESTMENT PLAN

         Under the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), a shareholder whose Common Shares are registered in his or her own name will have all distributions reinvested automatically by The Bank of New York, which is agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional Common Shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by The Bank of New York as dividend disbursing agent.

         Under the Plan, whenever the market price of the Common Shares is equal to or exceeds net asset value at the time Common Shares are valued for purposes of determining the number of Common Shares equivalent to the cash dividend or capital gains distribution, participants in the Plan are issued new Common Shares from the Fund, valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then-current market price of the Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not an NYSE trading day, the next preceding trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, the Plan agent will buy the Common Shares for such Plan in the open market, on the NYSE or elsewhere, for the participants' accounts, except that the Plan agent will endeavor to terminate purchases in the open market and cause the Fund to issue Common Shares at the greater of net asset value or 95% of market value if, following the commencement of such purchases, the market value of the Common Shares exceeds net asset value. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan agent will buy the Common Shares for such Plan in the open market, on the NYSE or elsewhere, for the participants' accounts. There is no charge from the Fund for reinvestment of dividends or distributions in Common Shares pursuant to the dividend reinvestment Plan; however, all participants will pay a pro rata share of brokerage commissions incurred by the Plan agent when it makes open-market purchases.

         The Plan agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Common Shares in the account of each Plan participant will be held by the Plan agent in non-certificated form in the name of the participant.

         In the case of shareholders such as banks, brokers or nominees, which hold Common Shares for others who are the beneficial owners, the Plan agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who participate in the Plan.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of such Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan agent on at least 90 days written notice to the participants in such Plan. All correspondence concerning the Plan should be directed to The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217, phone number (718) 315-4818.

                           DESCRIPTION OF THE SHARES

         The following is a brief description of the terms of the Common Shares and of the Fund's expected issuance of Preferred Shares. This description does not purport to be complete and is qualified by reference to the Fund's Agreement and Declaration of Trust and By-Laws (together, its "Governing Documents").

Common Shares

         The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of December 21, 2004. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.01 per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the Board of Trustees shall have the power to cause shareholders to pay expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Common Shares owned by each respective shareholder. If the Fund issues and has preferred shares outstanding, the Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred shares have been paid, unless asset coverage (as defined in the 1940
Act) with respect to Preferred shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred shares have been met. See "--Preferred shares" below. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.

         The Fund has no present intention of offering any additional Common Shares. Any additional offerings of Common Shares will require approval by the Fund's Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which generally provides that Common Shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Fund's outstanding voting securities.

         The Fund's expects to apply to list the Common Shares on the NYSE under the symbol "[ ]."

         The Fund's net asset value per share generally increases and decreases based on the market value of the Fund's securities, and these changes are likely to be greater because the Fund intends to have a leveraged capital structure. Net asset value will be reduced immediately following the offering of Common Shares by the amount of the sales load and organization and offering expenses paid by the Fund. See "Use of Proceeds."

         Voting Rights. Until any Preferred Shares are issued, holders of the Fund's Common Shares will vote as a single class to elect the Fund's Board of Trustees and on additional matters with respect to which the 1940 Act mandates a vote of the Fund's shareholders. If Preferred Shares are issued, holders of Preferred Shares will have the right to elect two of the Fund's Trustees, and will have certain other voting rights. See "Description of the Shares - Preferred Shares" and "Anti-Takeover Provisions in the Fund's Governing Documents."

         Book-Entry. The Common Shares will initially be held in the name of Cede & Co., as nominee for DTC. The Fund will treat Cede & Co. as the holder of record of the Common Shares for all purposes. In accordance with the procedures of DTC, however, purchasers of Common Shares will be deemed the beneficial owners of Common Shares purchased for purposes of dividends, voting and liquidation rights. Purchasers of Common Shares may obtain registered certificates by contacting the Transfer Agent.

Preferred Shares

         The Fund's Governing Document provide that the Fund's Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.

         The Fund may elect to issue Preferred Shares as part of its Financial Leverage strategy. If Preferred Shares are issued, the Fund currently intends to issue Preferred Shares representing no more than 33% of the Fund's total assets immediately after the Preferred Shares are issued. The Board of Trustees also reserves the right to change the foregoing percentage limitation and may issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares to 50% of the value of the Fund's total assets less liabilities and indebtedness of the Fund. We cannot assure you, however, that any Preferred Shares will be issued. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Governing Documents, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic re-determination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.

         Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

         Voting Rights. The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by Common Shareholders and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time two years' dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares and
(2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's sub-classification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of Preferred Shares will have equal voting rights with holders of Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of Common Shares as a single class.

         The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

         Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of the Preferred Shares are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.

         The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Governing Documents. The Board of Trustees, without the approval of the Common Shareholders, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

Borrowings

         The Fund is permitted, without prior approval of the Common Shareholders, to borrow money. The Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Fund's assets as security. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

         Limitations. Borrowings by the Fund are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements related to the Borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. See "Use of Financial Leverage" and "Risks--Financial Leverage Risk."

         Distribution Preference. The rights of lenders to the Fund to receive interest on, and repayment of, principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

         Voting Rights. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on, or repayment of, principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Code, the Fund, subject to its ability to liquidate its relatively illiquid portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

                   ANTI-TAKEOVER AND OTHER PROVISIONS IN THE
                           FUND'S GOVERNING DOCUMENTS

         The Fund presently has provisions in its Governing Documents which could have the effect of limiting, in each case, (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions, or (iii) the ability of the Fund's trustees or shareholders to amend the Governing Documents or effectuate changes in the Fund's management. These provisions of the Governing Documents of the Fund may be regarded as "anti-takeover" provisions. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A trustee may be removed from office by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

         In addition, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Fund's Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the Fund.

         The 5% holder transactions subject to these special approval requirements are:

         o the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder;

         o the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant of any automatic dividend reinvestment plan);

         o the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

         o the sale, lease or exchange to the Fund or any subsidiary of the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

         To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of the Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders.

         To liquidate the Fund, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, unless such liquidation has been approved by at least 80% of trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required.

         For the purposes of calculating "a majority of the outstanding voting securities" under the Fund's Agreement and Declaration of Trust, each class and series of the Fund shall vote together as a single class, except to the extent required by the 1940 Act or the Fund's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

         The Board of Trustees has determined that provisions with respect to the Board of Trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions. See "Additional Information."

                           CLOSED-END FUND STRUCTURE

         Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

         However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objectives and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end investment company. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.

            REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND

Repurchase of Common Shares and Tender Offers

         In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees, in consultation with the Adviser and the Sub-Adviser, from time to time will review possible actions to reduce any such discount. The Board of Trustees of the Fund may consider on a quarterly basis the commencement of open market repurchases of and/or tender offers for the Common Shares to seek to reduce any significant market discount (e.g., 10% or more) from net asset value that may develop and continue for a significant period of time (e.g., 12 weeks or more). After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions.

              There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and net asset value that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of net asset value for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

              Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. Because of the nature of the Fund's investment objectives, policies and portfolio, the Sub-Adviser does not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objectives, and does not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

Conversion to Open-End Fund

         To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of the Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders.

         In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or market system. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund would expect to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.

                                    TAXATION

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's Common Shares. A more complete discussion of the tax rules applicable to the Fund and its Common Shareholders can be found in the SAI that is incorporated by reference into this Prospectus. This discussion assumes you are a U.S. person and that you hold your Common Shares as capital assets. This discussion is based upon current provisions of the Code, the regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its Common Shareholders (including Common Shareholders owning large positions in the Fund).

         The discussion set forth herein does not constitute tax advice and potential investors are urged to consult their own tax advisers to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.

         Taxation of the Fund

         The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its Common Shareholders provided that it distributes each taxable year at least the sum of (i) 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its Common Shareholders.

         The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to Common Shareholders, and such distributions will be taxable to the Common Shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company.

         Taxation of Common Shareholders

         Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends ("capital gain dividends") are taxable as long-term capital gains, regardless of how long you have held your Common Shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income.

         Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2008. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that (i) the ordinary income dividend is attributable to "qualified dividend income" (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your Common Shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses. Because the Fund will invest primarily in debt securities, the Fund does not expect that a significant portion of its ordinary income dividends will be eligible to be treated as qualified dividend income for the Common Shareholders.

         Any distributions you receive that are in excess of the Fund's current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your Common Shares, and thereafter as capital gain from the sale of Common Shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your Common Shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your Common Shares.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional Common Shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the Common Shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund.

         The sale or other disposition of Common Shares of the Fund will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such Common Shares for more than one year at the time of sale. Any loss upon the sale or exchange of Common Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such Common Shares. Any loss you realize on a sale or exchange of Common Shares will be disallowed if you acquire other Common Shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the Common Shares. In such case, your tax basis in the Common Shares acquired will be adjusted to reflect the disallowed loss.

         Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is currently taxed at rates applicable to ordinary income (currently at a maximum rate of 35%) while long-term capital gain generally is taxed at a maximum rate of 15%.

         The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to Common Shareholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

                                 UNDERWRITING

         Subject to the terms and conditions stated in a purchase agreement
dated        , 2004, each underwriter named below, for which is acting as representative, has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of Common Shares set forth opposite the name of such underwriter.


                   Underwriter                                       Number of
                   -----------                                     Common Shares
                                                                  -------------

Common Shares

Claymore Securities, Inc. .........................................


         Total ....................................................

         The purchase agreement provides that the obligations of the underwriters to purchase the Common Shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The underwriters are obligated to purchase all the Common Shares sold under the purchase agreement if any of the Common Shares are purchased. In the purchase agreement, the Fund, the Adviser and the Sub-Adviser have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, as amended, or to contribute payments the underwriters may be required to make for any of those liabilities.

Commissions and Discounts

         The underwriters propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this Prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $[ ] per share. The sales load the Fund will pay of $.[ ] per share is equal to [ ]% of the initial offering price. The underwriters may allow, and the dealers may reallow, a discount in excess of $[ ] per share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any Common Shares purchased on or before [ ], 2005.

         The following table shows the public offering price, sales load, estimated organizational and offering expenses and proceeds, after expenses, to the Fund. The information assumes either no exercise or full exercise by the underwriters of their overallotment option.

                                               Per Share     Without       With
                                                             Option       Option

     Public offering price...................   $15.00          $         $
     Sales load..............................    $.675          $         $
     Estimated organizational and
        offering expenses....................    $.03           $         $
     Proceeds, after expenses, to the Fund...   $14.295         $         $

         The expenses of the offering are estimated at $[ ]and are payable by the Fund. The Fund has agreed to pay the underwriters $[ ] per common share as a partial reimbursement of expenses incurred by them in connection with the offering. The amount payable by the Fund as this partial reimbursement to the underwriters will not exceed [ ]% of the total price to the public of the Common Shares sold in this offering. The Adviser has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load, but including the partial reimbursement of underwriting expenses) that exceed $.03 per Common Share.

Overallotment Option

..........The Fund has granted the underwriters an option to purchase up to additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this Prospectus solely to cover any overallotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional Common Shares proportionate to that underwriter's initial amount reflected in the above table.

Price Stabilization, Short Positions and Penalty Bids

         Until the distribution of the Common Shares is complete, Securities and Exchange Commission rules may limit underwriters and selling group members from bidding for and purchasing the Common Shares. However, the representatives may engage in transactions that stabilize the price of the Common Shares, such as bids or purchases to peg, fix or maintain that price.

         If the underwriters create a short position in the Common Shares in connection with the offering, i.e., if they sell more Common Shares than are listed on the cover of this Prospectus, the representatives may reduce that short position by purchasing Common Shares in the open market. The representatives may also elect to reduce any short position by exercising all or part of the overallotment option described above. The underwriters may also impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. Purchases of the Common Shares to stabilize its price or to reduce a short position may cause the price of the Common Shares to be higher than it might be in the absence of such purchases.

         Neither the Fund nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Common Shares. In addition, neither the Fund nor any of the underwriters make any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

         The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the underwriters, except for the sale of the Common Shares to the underwriters pursuant to the purchase agreement and certain transactions related to the Fund's Automatic Dividend Reinvestment Plan.

         The Fund anticipates that the underwriters may from time to time act as brokers or, after they have ceased to be underwriters, dealers in executing the Fund's portfolio transactions. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.

         One or more of the underwriters of Common Shares may also act as an underwriter or placement agent in connection with the issuance by the Fund of any Financial Leverage.

         The Common Shares will be sold to ensure that the New York Stock Exchange distribution standards (i.e. round lots, public shares and aggregate market value) will be met.

Additional Underwriting Compensation and Other Relationships

         The Adviser has also agreed to pay a fee from its own assets additional compensation to [ ]. The Adviser will pay to [ ] an annual fee equal to []% of the Fund's Managed Assets. The total amount of these additional compensation amounts will not exceed [ ]% of the price to the public of the Common Shares sold in the offering. [ ] has agreed, as requested by the Adviser, to provide certain after-market shareholder support services designed to maintain the visibility of the Fund on an ongoing basis and to provide relevant information, studies or reports regarding the Fund and the closed-end investment company industry.

         Claymore Securities, Inc., an affiliate of the Adviser of the Fund, will provide distribution assistance in connection with the sale of the Common Shares of the Fund, and may pay compensation to its employees who assist in marketing securities. In connection with this distribution assistance, to the extent the offering expenses payable by the Fund are less than $.03 per Common Share, the Fund will pay up to .15% of the amount of the total price to the public of the Common Shares sold in this offering, up to such expense limit, to Claymore Securities, Inc. as payment for its distribution assistance. Accordingly, the amount payable by the Fund to Claymore Securities, Inc. for its distribution assistance will not exceed .15% of the total price to the public of the Common Shares sold in this offering. Claymore Securities, Inc. is a registered broker-dealer and a member of the National Association of Securities Dealers and is a party to the purchase agreement.

         The total amount of these additional compensation payments and reimbursements, the amount paid to Claymore Securities, Inc. for its distribution assistance, plus the amount paid by the Fund as the $[ ] per Common Share partial reimbursement to the underwriters, will not exceed [ ]% of the total price to the public of the Common Shares sold in this offering. The sum total of all compensation to underwriters in connection with the public offering of Common Shares, including sales load and all forms of additional compensation to underwriters, will be limited to 9.0% of the total price to the public of the Common Shares sold in this offering.

         The principal address of [ ] is [ ]. The principal address of Claymore Securities, Inc. is 2455 Corporate West Drive, Lisle, Illinois 60532.

                    CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT

         The Bank of New York will serve as the custodian of the Fund's assets pursuant to a custody agreement. Under the custody agreement, the Custodian holds the Fund's assets in compliance with the 1940 Act. For its services, the Custodian will receive a monthly fee based upon, among other things, the average value of the total assets of the Fund, plus certain charges for securities transactions.

         The Bank of New York will serve as the Fund's dividend disbursing agent, Plan Agent under the Fund's Automatic Dividend Reinvestment Plan, transfer agent, registrar and administrator for the Common Shares of the Fund. As administrator, the Fund will pay compensation as mutually agreed upon by the Fund and The Bank of New York, including the administrator's out-of-pocket expenses.

         The Bank of New York is located at 101 Barclay Street, New York, New York 10286.

                                 LEGAL MATTERS

         Certain legal matters will be passed on by Skadden Arps, Slate, Meagher & Flom LLP, Chicago, Illinois ("Skadden"), as special counsel to the Fund in connection with this offering, and by [ ], counsel to the underwriters. [ ] may rely on the opinion of Skadden as to matters of Delaware law.

                             ADDITIONAL INFORMATION

         The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy statements and other information filed by the Fund with the Securities and Exchange Commission pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549. The Securities and Exchange Commission maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the Securities and Exchange Commission.

         The Fund expects to apply to have the Common Shares listed on the NYSE. Accordingly, reports, proxy statements and other information concerning the Fund and filed with the Securities and Exchange Commission by the Fund will be available for inspection at the offices of the New York Stock Exchange, Inc., 20 Broad Street, New York, New York 10005.

         This Prospectus constitutes part of a Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and the 1940 Act. This Prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Common Shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the Securities and Exchange Commission. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its rules and regulations or free of charge through the Securities and Exchange Commission's web site (http://www.sec.gov).

                         PRIVACY PRINCIPLES OF THE FUND

         The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

         Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

         The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's Adviser, Sub-Adviser and their affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information dated as of , 2005, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A Statement of Additional Information may be obtained without charge by writing to the Fund at its address at 2455 Corporate West Drive, Lisle, Illinois 60532 or by calling the Fund toll-free at (800) 345-7999. The Table of Contents of the Statement of Additional Information is as follows:

                                                                           Page
                                                                           ----

The Fund...................................................................
Investment Objectives and Policies.........................................
Investment Restrictions....................................................
Management of the Fund.....................................................
Portfolio Transactions.....................................................
Portfolio Turnover.........................................................
Taxation...................................................................
General Information........................................................
Appendix A: Ratings of Investments.........................................  A-1
Appendix B: Proxy Voting Procedures........................................  B-1
Report of Independent Auditors............................................. FS-1
Financial Statements for Fund.............................................. FS-2

===============================================================================

Until _________, 2005 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

[SUB-ADVISER LOGO]                                           [CLAYMORE(R)  LOGO]


                                             Shares
                         Post/Claymore High Yield Fund


                                 Common Shares

                                $15.00 per share



                                 _____________

                                   PROSPECTUS
                                _______________



                           Claymore Securities, Inc.







                                        , 2005



================================================================================

===============================================================================
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
===============================================================================



                  Subject to Completion dated January 4, 2005

                         Post/Claymore High Yield Fund
                                        Common Shares
                                $15.00 per share
                           __________________________
                      STATEMENT OF ADDITIONAL INFORMATION

         Post/Claymore High Yield Fund (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital appreciation as a secondary objective when consistent with its primary investment objective. The Fund will pursue its investment objectives by investing its assets primarily in below investment grade quality debt securities and in other income-producing securities. There can be no assurance that the Fund will achieve its investment objectives.

         This Statement of Additional Information ("SAI") is not a prospectus,
but should be read in conjunction with the Prospectus for the Fund dated       ,
2005. Investors should obtain and read the prospectus prior to purchasing common shares. A copy of the Fund's Prospectus may be obtained without charge, by calling the Fund at (800) 345-7999.

         The Prospectus and this SAI omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. The registration statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed, or inspected at the Securities and Exchange Commission's office or via its website (www.sec.gov) at no charge. Capitalized terms used but not defined herein have the meanings ascribed to them in the Prospectus.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----

The Fund....................................................................
Investment Objectives and Policies..........................................
Investment Restrictions.....................................................
Management of the Fund......................................................
Portfolio Transactions......................................................
Portfolio Turnover..........................................................
Taxation....................................................................
General Information.........................................................
Appendix A: Proxy Voting Procedures......................................... A-1
Report of Independent Auditors..............................................FS-1
Financial Statements for Fund...............................................FS-2



           THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED      , 2005.

                                    THE FUND

         The Fund is a newly organized closed-end diversified management investment company organized under the laws of the State of Delaware. The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital appreciation as a secondary objective when consistent with its primary investment objective. The Fund will pursue its investment objectives by investing its assets primarily in below investment grade quality debt securities and in other income-producing securities. There can be no assurance that the Fund will achieve its investment objectives. The Fund expects that it will apply to list its common shares of beneficial interest, par value $.01 (the "Common Shares"), on the New York Stock Exchange, subject to notice of issuance, under the symbol "[___]."

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Investment Policies

         The following information supplements the discussion of the Fund's investment objectives, policies and techniques that are described in the Prospectus. The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

         Additional Information Regarding Corporate Loans and Participations. The Fund may invest directly or through a private investment fund in corporate loans, including participations in corporate loans (collectively, "corporate loans"). Corporate loans may be subject to liquidity risks because they are traded in an over-the-counter market.

          Corporate loans, like most other debt obligations, are subject to the risk of default. While all investments involve some amount of risk, corporate loans generally involve less risk than equity instruments of the same issuer because the payment of principal and interest on debt is a contractual obligation of the issuer that, in most instances, takes precedence over the payment of dividends, or the return of capital, to the issuer's shareholders.

         Although the Fund may invest in corporate loans that are fully collateralized with assets with a market value that, at the time of acquisition, equals or exceeds the principal amount of the corporate loan, the value of the collateral may decline below the principal amount of the corporate loan subsequent to the date of the Fund's investment. In addition, to the extent that the collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund will be subject to the risk that this stock may decline in value, be relatively illiquid, or lose all or substantially all of its value, causing the loan to be under-collateralized. There is no assurance that the sale of collateral would raise enough cash to satisfy the borrower's payment obligation or that the collateral can or will be liquidated. Some or all of the corporate loans held by the Fund may not be secured by any collateral, and such loans entail greater risks than secured bank loans.

         Corporate loans are also subject to the risk of default on scheduled interest or principal payments. In the event of a failure to pay scheduled interest or principal payments on corporate loans held by the Fund, the Fund could experience a reduction of its income, would experience a decline in the market value of the particular corporate loan so affected, and may experience a decline in the net asset value of its shares or the amount of its dividends. The risk of default would increase in the event of an economic downturn or a substantial increase in interest rates. To the extent that the Fund's investment is in a corporate loan acquired from another lender, the Fund may be subject to certain credit risks with respect to that lender.

         The Fund may acquire corporate loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including corporate loans issued in highly leveraged transactions. The Fund may even acquire and retain in its portfolio corporate loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors.

         In the event of the bankruptcy, receivership, or other insolvency proceeding of a borrower, the Fund could experience delays or limitations with respect to its ability to collect the principal of and interest on the corporate loan and with respect to its ability to realize the benefits of the collateral securing the corporate loan, if any. Among the credit risks involved in such a proceeding are the avoidance of the corporate loan as a fraudulent conveyance; the restructuring of the payment obligations under the corporate loan (including, without limitation, the reduction of the principal amount, the extension of the maturity, and the reduction of the interest rate thereon); the avoidance of the pledge of collateral securing the corporate loan as a fraudulent conveyance or preferential transfer; the discharge of the obligation to repay that portion of the corporate loan that exceeds the value of the collateral; and the subordination of the Fund's rights to the rights of other creditors of the borrower under applicable law. Similar delays or limitations of the Fund's ability to collect the principal of and interest on the corporate loan and with respect to its ability to realize the benefits of the collateral securing the corporate loan may arise in the event of the bankruptcy, receivership, or other insolvency proceeding of an original lender or an agent.

         It is anticipated that investment decisions on corporate loans will be based largely on the credit analysis performed by the investment personnel of Post Advisory Group, LLC (the "Sub-Adviser"),and not on analysis prepared by rating agencies or other independent parties, and such analysis may be difficult to perform for many borrowers and issuers. The Sub-Adviser may also utilize information prepared and supplied by the agent or other lenders. Information about interests in corporate loans generally will not be in the public domain, and interests are often not currently rated by any nationally recognized rating service. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, borrowers are required to provide financial information to lenders, including the Fund, and information may be available from other corporate loan participants or agents that originate or administer corporate loans. There can be no assurance that the Sub-Adviser's analysis will disclose factors that may impair the value of a corporate loan. A serious deterioration in the credit quality of a borrower could cause a permanent decrease in the Fund's net asset value.

         There is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund's investments. Although a corporate loan often is not rated by any rating agency at the time the Fund purchases the corporate loan, rating agencies have become more active in rating an increasing number of corporate loans and at any given time a substantial portion of the corporate loans in the Fund's portfolio may be rated. Although the Sub-Adviser may consider such ratings when evaluating a corporate loan, it does not view such ratings as a determinative factor in its investment decisions. The lack of a rating may not necessarily imply that a corporate loan is of lesser investment quality. The Fund may invest its assets in corporate loans rated below investment grade or that are unrated but of comparable quality.

         While debt instruments generally are subject to the risk of changes in interest rates, the interest rates of corporate loans in which the Fund may invest would typically adjust with a specified interest rate. Thus, the risk that changes in interest rates would affect the market value of such corporate loans is significantly decreased, but is not eliminated.

         Variable and Floating Rate Instruments. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, with ranges from daily to annually, or may be event-based, such as based on a change in the prime rate of a specified U.S. bank or in the London Interbank Offer Rate ("LIBOR"). The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

         Pay-In-Kind and Zero Coupon Bonds. The Fund may invest in pay-in-kind and zero coupon bonds. These securities generally are issued at a discount from their face value because interest payments are typically postponed for a period of time until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices in pay-in-kind and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in pay-in-kind and zero coupon bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

          When-Issued and Delayed Delivery Securities. The Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The Fund will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund's obligations with respect to when-issued and delayed delivery transactions will be subject to the leverage limitations of the 1940 Act, which are discussed in the prospectus, unless the Fund segregates cash or liquid assets in an amount marked to market on a daily basis equal to the Fund's obligation.

         Asset-Backed and Mortgage-Backed Securities. The Fund may invest in asset-backed securities, including mortgage-backed securities. These securities entitle the holders to receive payments that depend primarily on the cash flow from, or market value of, a specified pool of financial assets, either fixed or revolving, that by their terms convert into cash within a finite time period, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of the asset-backed securities. The investment characteristics of asset-backed securities (including mortgage-backed securities) differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. Thus, asset-backed securities (including mortgage-backed securities) may be subject to pre-payment risk and to extension risk to a greater degree than other fixed income securities. When interest rates fall appreciably, mortgage borrowers tend to refinance and prepay their mortgages, increasing the principal payments from the pool. The proceeds can be reinvested, but only at lower interest rates. Thus, although the value of mortgage-backed securities will generally decrease when interest rates are rising in the same way as other bonds, their value may not increase to the same extent when interest rates are falling.

         Asset-backed securities entail certain additional risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable, or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

         Additional Information and Risks Regarding Real Estate Investment Trusts ("REITs"). REITs are companies that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

         Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

         Investing in REITs involves certain unique risks in addition to those associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs also are generally dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also exposed to risks associated with that industry.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources and may trade less frequently and in a more limited volume than larger company securities.

         Money Market Instruments. The Fund may invest in money market instruments and shares of money market funds.

         Money market instruments that the Fund may acquire will be securities rated in the highest short-term rating category by Moody's or S&P or the equivalent from another major rating service, securities of issuers that have received such ratings with respect to other short-term debt, or unrated debt securities determined by the Sub-Adviser to be of comparable quality. Money market instruments in which the Fund expects to invest include: government securities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of U.S. or foreign banks); commercial paper rated P-1 by Moody's or A-1 by S&P; and repurchase agreements.

         Reverse Repurchase Agreements and Repurchase Agreements. The Fund may enter into reverse repurchase and repurchase agreements. When the Fund enters into a reverse repurchase agreement, it "sells" securities to a broker-dealer or financial institution, and agrees to repurchase such securities on a mutually agreed date for the price paid by the broker-dealer or financial institution, plus interest at a negotiated rate. In a repurchase transaction, the Fund "buys" securities issued from a broker-dealer or financial institution, subject to the obligation of the broker-dealer or financial institution to repurchase such securities at the price paid by the Fund, plus interest at a negotiated rate. The use of repurchase and reverse repurchase agreements by the Fund involves certain risks. For example, if the seller of securities to the Fund under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. It is possible, in a bankruptcy or liquidation scenario, that the Fund may not be able to substantiate its interest in the underlying securities. Finally, if a seller defaults on its obligation to repurchase securities under a repurchase agreement, the Fund may suffer a loss to the extent that it is forced to liquidate its position in the market, and proceeds from the sale of the underlying securities are less than the repurchase price agreed to by the defaulting seller. Similar risks arise in the event of the bankruptcy or insolvency of the buyer under a repurchase agreement.

         Credit Default Swaps. The Fund may enter into credit default swap contracts for hedging purposes or to add leverage to the portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. The Fund will not enter into a credit default swap in which it is the seller. The Sub-Adviser currently considers credit default swaps to be illiquid for purposes of the Fund's 25% restriction on illiquid investments.

         Securities Subject to Reorganization. The Fund may invest in securities of companies for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Sub-Adviser, there is a reasonable prospect of high total return significantly greater than the brokerage and other transaction expenses involved.

         In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Sub-Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offer and/or the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund, thereby increasing its brokerage and other transaction expenses. The Sub-Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both risk involved and the potential of available alternative investments.

         Warrants and Rights. The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Sub-Adviser for inclusion in the Fund's portfolio.

         Short Sales Against the Box. The Fund may sell securities short "against the box." A short sale involves the Fund borrowing securities from a broker and selling the borrowed securities. The Fund has an obligation to return securities identical to the borrowed securities to the broker. In a short sale against the box, the Fund at all times owns an equal amount of the security sold short or securities convertible into or exchangeable for, with or without payment of additional consideration, an equal amount of the security sold short. The Fund intends to use short sales against the box to hedge. For example, when the Fund believes that the price of a current portfolio security may decline, the Fund may use a short sale against the box to lock in a sale price for a security rather than selling the security immediately. In such a case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.

         If the Fund effects a short sale against the box at a time when it has an unrealized gain on the security, it may be required to recognize that gain as if it had actually sold the security (a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale provided that certain other conditions are satisfied.

Options on Securities and Securities Indices

         The Fund may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

         Writing Call and Put Options on Securities. A call option written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the options as long as the options are outstanding, or the Fund will use the other methods described below. The Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the Fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

         A put option written by the Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the Fund would be covered, which means that the Fund would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, the Fund accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

         Call and put options written by the Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

         Writing Call and Put Options on Securities Indices. The Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

         The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The Fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

         Purchasing Call and Put Options. The Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

         The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's holdings. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

         The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

         Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Fund may purchase and sell options that are traded on U.S. exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

         Transactions by the Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser or the Sub-Adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's or the Sub-Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

         In addition to the risks of imperfect correlation between the Fund's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Interest Rate and Hedging Transactions

         Interest Rate Swaps, Collars, Caps and Floors. In order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income, the Fund may, but is not required to, enter into various interest rate transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. To the extent that the Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions primarily as a hedge and not as a speculative investment. However, the Fund also may invest in interest rate swaps to enhance income or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short-term and long-term interest rates). The Fund is not required to hedge its portfolio and may choose not to do so. The Fund cannot guarantee that any hedging strategies it uses will work.

         In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

         The Fund usually will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be maintained in a segregated account by the Fund's custodian.

         The Fund also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (i.e., the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

         Typically, the parties with which the Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Sub-Adviser to be equivalent to such rating. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain federal income tax requirements may limit the Fund's ability to engage in interest rate swaps.

Credit Default Swap Agreements

         The Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. The Fund will not enter into a credit default swap in which it is the seller.
         Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The Fund will enter into swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Adviser and the Sub-Adviser to be equivalent to such rating.

         The Fund may in the future employ new or additional investment strategies and hedging instruments if those strategies and instruments are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

Futures Contracts and Options on Futures Contracts.

         To seek to hedge against changes in interest rates or securities prices or to seek to increase total return, the Fund is authorized, but the Sub-Adviser does not currently intend, to purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

         Futures Contracts A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return on portfolio securities and securities that the Fund owns or proposes to acquire. The Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

         When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, the Fund may take a "long" position by purchasing futures contracts. This may be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the market to be less favorable than prices that are currently available.

         Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium that may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract (if the option is exercised) that may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         Interest Rate Futures Contracts and Options Thereon. The Fund may purchase or sell interest rate futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of debt securities that the Fund holds or intends to acquire. For example, if interest rates are expected to increase, the Fund might sell futures contracts on debt securities, the values of which historically have a high degree of positive correlation to the values of the Fund's portfolio securities. Such a sale would have an effect similar to selling an equivalent value of the Fund's portfolio securities. If interest rates increase, the value of the Fund's portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities with longer maturities and investing in debt securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

         Similarly, the Fund may purchase interest rate futures contracts when it is expected that interest rates may decline. The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of debt securities (caused by declining interest rates) that the Fund intends to acquire. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the debt securities that will be purchased, the Fund can take advantage of the anticipated rise in the cost of the debt securities without actually buying them. Subsequently, the Fund can make its intended purchase of the debt securities in the cash market and currently liquidate its futures position. To the extent the Fund enters into futures contracts for this purpose, it will maintain in a segregated asset account with the Fund's custodian, assets sufficient to cover the Fund's obligations with respect to such futures contracts, which will consist of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial margin deposited by the Fund with its custodian with respect to such futures contracts.

         Securities Index Futures Contracts and Options Thereon. Purchases or sales of securities index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, the Fund may sell securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase securities index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in securities index futures contracts will be closed out. The Fund may write put and call options on securities index futures contracts for hedging purposes.

         Other Considerations. The Fund will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations, which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which the Fund expects to purchase. Except as stated below, the Fund's futures transactions will be entered into for traditional hedging purposes (i.e. futures contracts will be sold to protect against a decline in the price of that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase).

         Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to segregate assets to cover such contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Additional Risks Relating to Derivatives and Strategic Transactions

         Neither the Adviser nor the Sub-Adviser is registered as a Commodity Pool Operator. The Adviser and the Sub-Adviser have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act. Accordingly, the Fund's investments in derivative instruments described in the prospectus and this SAI are not limited by or subject to regulation under the Commodity Exchange Act or otherwise regulated by the Commodity Futures Trading Commission.

         The Investment Company Act of 1940, as amended (the "1940 Act") requires that the Fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the Fund's portfolio. If the Fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or the Sub-Adviser will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

         Special Risk Considerations Relating to Futures and Options Thereon. The Fund's ability to establish and close out positions in futures contracts and options thereon will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would either have to make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option thereon that the Fund has written and that the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option thereon and to make variation margin payments until the contract is closed.

         Successful use of futures contracts and options thereon by the Fund is subject to the ability of the Sub-Adviser to predict correctly movements in the direction of interest rates. If the Sub-Adviser's expectations are not met, the Fund will be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

         Additional Risks of Foreign Options, Futures Contracts and Options on Futures Contracts and Forward Contracts. Options, futures contracts and options thereon and forward contracts on securities may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in the foreign markets during non-business hours in the U.S.,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume.

         Exchanges on which options, futures and options on futures are traded may impose limits on the positions that the Fund may take in certain circumstances.

Loans of Portfolio Securities

         Consistent with applicable regulatory requirements and the Fund's investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. The Fund's loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 33% of the value of the Fund's total assets.

         A loan may generally be terminated by the borrower on one business day notice, or by the Fund on five business days notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income that can be earned from such loans justifies the attendant risks. The board of trustees of the Fund (the "Board of Trustees" or the "Board") will oversee the creditworthiness of the contracting parties on an ongoing basis. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund would suffer a loss. When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

                            INVESTMENT RESTRICTIONS

         The Fund operates under the following restrictions that constitute fundamental policies that, except as otherwise noted, cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund voting together as a single class, which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund's voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. These restrictions provide that the Fund shall not:

         1. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by applicable law.

         2. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

         3. Invest in any security if, as a result, 25% or more of the value of the Fund's total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise permitted by applicable law.

         4. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities,
(e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by applicable law.

         5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by applicable law.

         6. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities in an amount up to 33% of the Fund's total assets, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by applicable law.

         7. Invest in a manner inconsistent with its classification as a "diversified company" as provided by the 1940 Act, the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act or an exemption or other relief from provisions of the 1940 Act applicable to the Fund.

                             MANAGEMENT OF THE FUND

Trustees and Officers

         Overall responsibility for management and supervision of the Fund rests with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and the companies that furnish the Fund with services, including agreements with the Adviser, who has delegated responsibility for management the Fund's portfolio to the Sub-Adviser

         The Trustees are divided into three classes. Trustees serve until their successors have been duly elected.

         Following is a list of the names, ages, addresses present positions, length of time served with the Fund, principal occupations during the past five years and other directorships held by the trustee.


INDEPENDENT TRUSTEES:


                                           Term of                                      Number of
                                           Office                                       Funds in
                            Position       and                                          Fund
                              Held         Length                                       Complex (2)         Other
Name (and Age) and          with the       of Time         Principal Occupation         Overseen        Directorships
Business Address(1)           Fund         Served          During Past Five Years       by Trustee      Held by Trustee
-----------------------    ------------    -----------     ----------------------       ------------    ------------------
                           Trustee         Trustee
                                           since 2004

                           Trustee         Trustee
                                           since 2004

                           Trustee         Trustee
                                           since 2004

                           Trustee         Trustee
                                           since 2004


INTERESTED TRUSTEES:


                                           Term of                                Number of
                                           Office                                 Funds in
                              Position     and                  Principal           Fund
                                Held       Length of           Occupation         Complex (2)           Other
Name (and Age) and             with        Time             During Past Five      Overseen         Directorships
Business Address (1) (2)      the Fund     Served                 Years           by Trustee       Held by Trustee
--------------------------    ---------    -----------     -------------------    ------------    ------------------

Nicholas Dalmaso (39)         Trustee      Trustee         Senior Managing             6          Trustee, Advent
210 N. Hale Street            and          since 2004      Director and                           Claymore
Wheaton, IL 60187             Chief                        General Counsel                        Convertible
                              Legal                        of Claymore                            Securities &
                              and                          Advisors, LLC and                      Income Fund,
                              Executive                    Claymore                               Dreman/Claymore
                              Officer                      Securities, Inc.                       Dividend &
                                                           from                                   Income Fund,
                                                           2001-present.                          [Fiduciary/Claymore
                                                           Manager, Claymore                      MLP Opportunity
                                                           Fund Management                        Fund] Flaherty &
                                                           Company, LLC.                          Crumrine/Claymore
                                                           Formerly,                              Preferred
                                                           Assistant General                      Securities &
                                                           Counsel, John                          Income Fund,
                                                           Nuveen and                             Flaherty &
                                                           Company Inc.                           Crumrine/Claymore
                                                           (1999-2000).                           Total Return
                                                           Former Vice                            Fund,
                                                           President and                          Madison/Claymore
                                                           Associate General                      Covered Call
                                                           Counsel of Van                         Fund, MBIA
                                                           Kampen                                 Capital/Claymore
                                                           Investments, Inc.                      Managed Duration
                                                           (1992-1999).                           Investment Grade
                                                                                                  Municipal Fund,
                                                                                                  TS&W/Claymore
                                                                                                  Tax-Advantaged
                                                                                                  Balanced Fund,
                                                                                                  Western Asset/
                                                                                                  Claymore U.S.
                                                                                                  Treasury Inflation
                                                                                                  Protection
                                                                                                  Securities Fund,
                                                                                                  Western/Asset
                                                                                                  Claymore U.S.
                                                                                                  Treasury Inflation
                                                                                                  Protected
                                                                                                  Securities Fund 2.


(1)      After a trustee's initial term, each trustee is expected to serve a three year term concurrent with the class of trustees for which he serves.

         - Messrs. [ ] and Dalmaso, as Class I trustees, are expected to stand for re-election at the Fund's 2005 annual meeting of shareholders.

         - Messrs.  [] and [ ], as Class II trustees, are expected to stand for re-election at the Fund's 2006 annual meeting of shareholders.

         - Messrs. [ ] and [ ], as Class III trustees, are expected to stand for re-election at the Fund's 2007 annual meeting of shareholders.


As of the date of this SAI, there are four funds, including the Fund, in the "fund complex."

OFFICERS:
                                                        Principal Occupation
 Name and Age                        Position         During the Past Five Years
----------------------------    ------------------    --------------------------
                                Chief Financial
                                Officer, Chief
                                Accounting
                                Officer and
                                Treasurer

                                Secretary

                                Vice President

                                Vice President

                                Vice President

                                Vice President

         Messrs. [ ], who are not "interested persons" of the Fund, as defined in the 1940 Act, serve on the Fund's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Fund does not have a standing compensation committee.

         Messrs.[   ], who are not "interested persons" of the Fund, as defined in the 1940 Act, serve on the Fund's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Fund and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Fund's independent accountants.

         Messrs. Dalmaso and [ ] serve on the Fund's Executive Committee. The Executive Committee is authorized to act on behalf of and with the full authority of the Board of Trustees when necessary in the intervals between meetings of the Board of Trustees.

Remuneration Of Trustees And Officers

         The Fund pays each trustee who is not affiliated with the Adviser, the Sub-Adviser or their respective affiliates a fee of $[ ] per year plus $[ ] per Board meeting and committee meeting attended, together with each trustee's actual out-of-pocket expenses relating to attendance at such meetings.

         Because the Fund is newly organized, it did not pay any compensation to its Trustees or Officers during the Fund's fiscal year ended [ ]. Officers who are employed by the Adviser or the Sub-Adviser receive no compensation or expense reimbursement from the Fund.

         The table below shows the estimated compensation that is contemplated to be paid to trustees for the Fund's fiscal year ended [ ].

                                                                      Total
                                               Pension or         Compensation
                                               Retirement         from the Fund
                          Aggregate             Benefits            and Fund
                          Estimated         Accrued as Part         Complex
                         Compensation          of Fund              Paid to
Name (1)               from the Fund(2)        Expenses(2)         Trustee(3)
---------------        -----------------    -----------------    --------------





(1)   Trustees not entitled to compensation are not included in the table.
(2) The Fund does not accrue or pay retirement or pension benefits to trustees as of the date of this SAI.
(3) As of the date of this SAI, there are three funds, including the Fund, in the "fund complex."

Trustee Ownership of Securities of the Fund and Other Funds in the Fund Complex

         As of December 31, 2004, the most recently completed calendar year prior to the date of this SAI, each Trustee of the Fund beneficially owned equity securities of the Fund and all of the Funds in the Fund Complex overseen by the Trustee in the dollar range specified below.

                                                                     Aggregate dollar range of equity
                                                                       securities in all registered
                                Dollar range of equity             investment companies overseen by the
Trustee                          securities in the Fund                 Trustee in the Fund Complex
-------                          ----------------------                 ---------------------------

Interested Trustees:
Nicholas Dalmaso
[ ]

Independent Trustees
[ ]
[ ]
[ ]
[ ]
[ ]
[ ]


Indemnification of Officers and Trustees; Limitations on Liability

         The governing documents of the Fund provide that the Fund will indemnify its trustees and officers and may indemnify its employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Fund, to the fullest extent permitted by law. However, nothing in the governing documents of the Fund protects or indemnifies a trustee, officer, employee or agent of the Fund against any liability to which such person would otherwise be subject in the event of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her position.

The Advisory Agreement

         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group, LLC, acts as the Fund's investment adviser (the "Adviser") pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Adviser is a Delaware limited liability company with principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. The Adviser is a registered investment adviser.

         Under the terms of the Advisory Agreement, the Adviser oversees the administration of all aspects of the Fund's business and affairs and provides, or arranges for others to provide, at the Adviser's expense, certain enumerated services, including maintaining the Fund's books and records, preparing reports to the Fund's shareholders and supervising the calculation of the net asset value of its shares. All expenses of computing the net asset value of the Fund, including any equipment or services obtained solely for the purpose of pricing shares or valuing its investment portfolio, will be an expense of the Fund under its Advisory Agreement unless the Adviser voluntarily assumes responsibility for such expense.

         The Advisory Agreement combines investment advisory and certain administrative responsibilities in one agreement. For services rendered by the Adviser on behalf of the Fund under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to [0.__%] of the Fund's average daily Managed Assets. Such fee will be paid by the Fund on a monthly basis, in arrears. "Managed Assets" of the Fund means the total assets of the Fund, including the assets attributable to the proceeds from any financial leverage, minus liabilities, other than liabilities related to any Financial Leverage. The liquidation preference of Preferred Shares issued by the Fund, if any, is not a liability.

         Pursuant to its terms, the Advisory Agreement will remain in effect until [ ] 2007, and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund. As part of the Advisory Agreement, the Fund has agreed that the name "Claymore" is the Adviser's property, and that in the event the Adviser ceases to act as an investment adviser to the Fund, the Fund will change its name to one not including "Claymore".

The Sub-Advisory Agreement

         Post Advisory Group, LLC acts as the Fund's investment sub-adviser (the "Sub-Adviser") pursuant to an investment sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser. Under the terms of the Sub-Advisory Agreement, the Sub-Adviser manages the portfolio of the Fund in accordance with its stated investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund, all subject to the supervision and direction of the Fund's Board of Trustees and the Adviser. For services rendered by the Sub-Adviser on behalf of the Fund under the Sub-Advisory Agreement, the Adviser will pay the Sub-Adviser a fee at an annual rate equal to [0.__%] of the Fund's average daily Managed Assets. Such fee will be paid by the Fund on a monthly basis, in arrears.

         The Sub-Advisory Agreement continues until [ ] 2007 and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto, by the Fund's Board of Trustees or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

         The Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Sub-Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund.

         As part of the Sub-Advisory Agreement, the Fund has agreed that the name "Post" is the Sub-Adviser's property, and that in the event the Sub-Adviser ceases to act as an investment sub-adviser to the Fund, the Fund will change its name to one not including "Post."

Approval of the Investment Advisory Agreement

[TO COME BY AMENDMENT]

Approval of the Management Agreement

[TO COME BY AMENDMENT]


                             PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Trustees of the Fund, the Sub-Adviser is responsible for placing purchase and sale orders and the allocation of brokerage on behalf of the Fund. Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. In general, there may be no stated commission in the case of securities traded in over-the-counter markets, but the prices of those securities may include undisclosed commissions or mark-ups. Principal transactions are not entered into with affiliates of the Fund. The Fund has no obligations to deal with any broker or group of brokers in executing transactions in portfolio securities. In executing transactions, the Sub-Adviser seeks to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Sub-Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission available.

         Subject to obtaining the best price and execution, brokers who provide supplemental research, market and statistical information to the Sub-Adviser or its affiliates may receive orders for transactions by the Fund. The term "research, market and statistical information" includes advice as to the value of securities, and advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Sub-Adviser under the Sub-Advisory Agreement, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to Sub-Adviser and its affiliates in providing services to clients other than the Fund, and not all such information is used by the Sub-Adviser in connection with the Fund. Conversely, such information provided to the Sub-Adviser and its affiliates by brokers and dealers through whom other clients of the Sub-Adviser and its affiliates effect securities transactions may be useful to the Sub-Adviser in providing services to the Fund.

         Although investment decisions for the Fund are made independently from those of the other accounts managed by the Sub-Adviser and its affiliates, investments of the kind made by the Fund may also be made by those other accounts. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Sub-Adviser and its affiliates to allocate such purchases and sales in the manner deemed fair and equitable to all of the accounts, including the Fund.

                               PORTFOLIO TURNOVER

         Portfolio turnover rate is calculated by dividing the lesser of an investment company's annual sales or purchases of portfolio securities by the monthly average value of securities in its portfolio during the year, excluding portfolio securities the maturities of which at the time of acquisition were one year or less. A high rate of portfolio turnover involves correspondingly greater brokerage commission expense than a lower rate, which expense must be borne by the Fund and indirectly by its shareholders. A higher rate of portfolio turnover may also result in taxable gains being passed to shareholders sooner than would otherwise be the case. The Fund anticipates that its annual portfolio turnover rate will be less than 100%.

                                    TAXATION

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's Common Shares. This discussion assumes you are a U.S. person and that you hold your Common Shares as capital assets. This discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its Common Shareholders (including Common Shareholders owning large positions in the Fund).

         THE DISCUSSIONS SET FORTH HEREIN AND IN THE PROSPECTUS DO NOT CONSTITUTE TAX ADVICE AND POTENTIAL INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISERS TO DETERMINE THE SPECIFIC U.S. FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES TO THEM OF INVESTING IN THE FUND.

Taxation of the Fund

         The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its Common Shareholders provided that it distributes each taxable year at least the sum of (i) 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund's net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its Common Shareholders.

         The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund's fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gain will be distributed to entirely avoid the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to Common Shareholders, and such distributions will be taxable to the Common Shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

         The Fund's transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) and short sales, to the extent permitted, will be subject to special provisions of the Code (including provisions relating to "hedging transactions," "straddles" and "constructive sales") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Common Shareholders. Certain of these provisions may also (a) require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

         The Fund's investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

         If the Fund purchases shares in certain foreign investment entities, called passive foreign investment companies ("PFICs"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to the Common Shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Elections may be available to the Fund to mitigate the effect of this tax, but such elections generally accelerate the recognition of income without the receipt of cash. Dividends paid by PFICs will not be qualified dividend income, as discussed below under "Taxation of Common Shareholders."

         If the Fund invests in the stock of a PFIC, a security issued at a discount (including a zero coupon bond) or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to recognize income that it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its net investment income as is required in order to avoid Fund-level U.S. federal income taxation on all of its income, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make required distributions to the Common Shareholders.

         Interest, dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Fund will not be eligible to elect to treat any foreign taxes it pays as paid by the Common Shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return on the Fund's investments.

Taxation of Common Shareholders

         The Fund will determine either to distribute or to retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Fund will be subject to a corporate income tax (currently at a maximum rate of 35%) on such retained amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its Common Shareholders, each of whom (i) will be required to include in income for U.S. federal tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its Common Shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such Common Shareholder's gross income.

         Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends ("capital gain dividends") are taxable as long-term capital gains, regardless of how long you have held your Common Shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits ("ordinary income dividends") are generally subject to tax as ordinary income.

         Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2008. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that (i) the ordinary income dividend is attributable to "qualified dividend income" (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your Common Shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses. Because the Fund will invest primarily in debt securities, the Fund does not expect that a significant portion of its ordinary income dividends will be eligible to be treated as qualified dividend income for the Common Shareholders.

         Any distributions you receive that are in excess of the Fund's current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your Common Shares, and thereafter as capital gain from the sale of Common Shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your Common Shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your Common Shares.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional Common Shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the Common Shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

         The price of Common Shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing Common Shares just prior to a distribution will receive a distribution which will be taxable to them even though it represents in part a return of invested capital.

         The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends also may be subject to state and local taxes. Common Shareholders are urged to consult their own tax advisers regarding specific questions about U.S. federal (including the application of the alternative minimum tax rules), state, local or foreign tax consequences to them of investing in the Fund.

         The sale or other disposition of Common Shares of the Fund will generally result in capital gain or loss to you, and will be long-term capital gain or loss if you have held such Common Shares for more than one year at the time of sale. Any loss upon the sale or exchange of Common Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such Common Shares. Any loss you realize on a sale or exchange of Common Shares will be disallowed if you acquire other Common Shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the Common Shares. In such case, your tax basis in the Common Shares acquired will be adjusted to reflect the disallowed loss.

         Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is currently taxed at rates applicable to ordinary income (currently at a maximum rate of 35%) while long-term capital gain generally is taxed at a maximum rate of 15%.

         Common Shareholders may be entitled to offset their capital gain dividends with capital loss. The Code contains a number of statutory provisions affecting when capital loss may be offset against capital gain, and limiting the use of loss from certain investments and activities. Accordingly, Common Shareholders that have capital losses are urged to consult their tax advisers.

         The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to Common Shareholders who fail to provide the Fund (or its agent) with their correct taxpayer identification number (in the case of individuals, generally, their social security number) or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

                              GENERAL INFORMATION

Book-Entry-Only Issuance

         The Depository Trust Company ("DTC") will act as securities depository for the Common Shares offered pursuant to the Prospectus. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The securities offered hereby initially will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global security certificates initially will be issued, representing in the aggregate the total number of securities, and deposited with DTC.

         DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934, as amended. DTC holds securities that its participants deposit with DTC. DTC also facilities the settlement among participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in participants' accounts, thereby eliminating the need for physical movement of securities certificates. Direct DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a direct participant, either directly or indirectly through other entities.

         Purchases of securities within the DTC system must be made by or through direct participants, which will receive a credit for the securities on DTC's records. The ownership interest of each actual purchaser of a security, a beneficial owner, is in turn to be recorded on the direct or indirect participants' records. Beneficial owners will not receive written confirmation from DTC of their purchases, but beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the direct or indirect participants through which the beneficial owners purchased securities. Transfers of ownership interests in securities are to be accomplished by entries made on the books of participants acting on behalf of beneficial owners. Beneficial owners will not receive certificates representing their ownership interests in securities, except as provided herein.

         DTC has no knowledge of the actual beneficial owners of the securities being offered pursuant to the Fund's Prospectus; DTC's records reflect only the identity of the direct participants to whose accounts such securities are credited, which may or may not be the beneficial owners. The participants will remain responsible for keeping account of their holdings on behalf of their customers.

         Conveyance of notices and other communications by DTC to direct participants, by direct participants to indirect participants, and by direct participants and indirect participants to beneficial owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

         Payments on the securities will be made to DTC. DTC's practice is to credit direct participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by participants to beneficial owners will be governed by standing instructions and customary practices and will be the responsibility of such participant and not of DTC or the Fund, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Fund, disbursement of such payments to direct participants is the responsibility of DTC, and disbursement of such payments to the beneficial owners is the responsibility of direct and indirect participants. Furthermore each beneficial owner must rely on the procedures of DTC to exercise any rights under the securities.

         DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the Fund. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the securities will be printed and delivered.

Counsel and Independent Registered Public Accounting Firm

         Skadden, Arps, Slate, Meagher & Flom LLP, Chicago, Illinois, is special counsel to the Fund in connection with the issuance of the Common Shares.

         [            ], serves as auditor of the Fund and will annually
render an opinion on the financial statements of the Fund.

Proxy Voting Policies and Procedures and Proxy Voting Record

         The Fund's Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information. Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available without charge, upon request, by calling (800) 851-0264. The information is also available on the SEC's web site (http://www.sec.gov).

Code of Ethics

         The Fund, the Adviser, Claymore Securities, Inc. and the Sub-Adviser each have adopted a code of ethics. The respective codes of ethics set forth restrictions on the trading activities of trustees/directors, officers and employees of the Fund, the Adviser, the Sub-Adviser and their affiliates, as applicable. The codes of ethics of the Fund, the Adviser and the Sub-Adviser are on file with the Securities and Exchange Commission and can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., that information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. The codes of ethics are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of the codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                                                     Appendix A

                             RATINGS OF INVESTMENTS

STANDARD & POOR'S CORPORATION
-----------------------------

         A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

LONG-TERM DEBT

         An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation; and

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE RATING

         Debt rated "BB", "B", "CCC", "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating "CI" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

r The letter "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities who's principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is Federally insured by the Federal Savings & Loan Insurance Corporation or the Federal Deposit Insurance Corporation* In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the Federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is as signed to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal Payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         A commercial rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

______________________

* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flow.

PREFERRED SECURITIES

AAA This is the highest rating that may be assigned to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay preferred stock obligations. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category for issues in the A category.

BB As issue rated BB is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay the preferred stock obligation. While such issues will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.


MOODY'S INVESTORS SERVICE, INC.
-------------------------------

         A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

LONG-TERM DEBT

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

Aaa Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issuer.

Aa Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba, B, Caa, Ca, and C

         Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         (P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

SHORT-TERM LOANS

MIG                        1/VMIG 1 This designation denotes best quality.
                           There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2               This designation denotes high quality. Margins of
                           protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3               This designation denotes favorable quality. All
                           security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well-established.

MIG 4/VMIG 4               This designation denotes adequate quality.
                           Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S.G. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

COMMERCIAL PAPER

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-- Leading market positions in well-established industries.
-- High rates of return on Funds employed.
-- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

PREFERRED SECURITIES RATINGS

aaa Preferred stocks which are rated "aaa" are considered to be top quality. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa Preferred stocks which are rated "aa" are considered to be high grade. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a Preferred stocks which are rated "a" are considered to be upper-medium grade. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: Preferred stocks which are rated "baa" are judged lover-medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba Preferred stocks which are rated "ba" are considered to have speculative elements and their future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

                                                                     Appendix B


                       PROXY VOTING POLICY AND PROCEDURES


                             [TO COME BY AMENDMENT]

                         REPORT OF INDEPENDENT AUDITORS

                             [TO COME BY AMENDMENT]

                         FINANCIAL STATEMENTS FOR FUND

                             [TO COME BY AMENDMENT]

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements And Exhibits

     (1)   Financial Statements

           Part A
           Report of Independent Accountants (+)
           Part B
           Statement of Assets and Liabilities (+)

     (2)   Exhibits

         (a)       Agreement and Declaration of Trust of Registrant (+)

         (b)       By-Laws of Registrant (+)

         (c)       Not applicable

         (d)       Form of Specimen Share Certificate (+)

         (e)       Dividend Reinvestment Plan of Registrant (+)

         (f)       Not applicable

         (g)(i) Form of Advisory Agreement between Registrant and Claymore Advisors, LLC (the "Adviser") (+)

            (ii) Form of Sub-Advisory Agreement between the Adviser and Post Advisory Group, LLC (the "Sub-Adviser") (+)

         (h)(i)    Form of Purchase Agreement (+)

            (ii)   Form of Additional Compensation Agreement (+)

            (iii)  Form of Dealer Agreement (+)

            (iv)   Form of Agreement Among Underwriters (+)

         (i)       Not applicable

         (j)       Form of Custody Agreement (+)

         (k)(i)    Form of Stock Transfer Agency Agreement (+)

            (ii)   Form of Fund Accounting Agreement (+)

            (iii)  Form of Administration Agreement (+)

         (l) Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP with respect to legality (+)

         (m)       Not applicable

         (n)(i)    Consent of Independent Registered Public Accounting Firm (+)

         (o)       Not applicable

         (p)       Form of Initial Subscription Agreement (+)

         (q)       Not applicable

         (r)(i) Code of Ethics of the Fund, the Adviser and Claymore Securities, Inc. (+)

            (ii)   Code of Ethics of the Sub-Adviser (+)

         (s)       Power of Attorney (+)

___________________

         (*)  Filed herewith

         (+) To be filed by further amendment.



Item 25.          Marketing Arrangements

         Reference is made to Exhibit 2(h) to this Registration Statement to be filed by amendment.


Item 26.          Other Expenses of Issuance and Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

NYSE listing fee...............................................................
SEC Registration fees..........................................................
Printing/engraving expenses....................................................
Accounting fees................................................................
Legal fees.....................................................................
NASD fee.......................................................................
Miscellaneous..................................................................
         Total.................................................................



Item 27.          Persons Controlled by or Under Common Control with Registrant

       None


Item 28.

                                                  Number of Record Shareholders
Title of Class                                            as of [ ], 2004
--------------                                            ---------------
Common shares of beneficial                                     0
interest, par value $0.01 per share


Item 29.          Indemnification

  Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

         5.1 NO PERSONAL LIABILITY OF SHAREHOLDERS, TRUSTEES, ETC. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this
Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

         5.2 MANDATORY INDEMNIFICATION. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal. (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below. (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification. (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the 1940
Act) or any other right to which he or she may be lawfully entitled. (e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

          5.3 NO BOND REQUIRED OF TRUSTEES. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

         5.4 NO DUTY OF INVESTIGATION; NOTICE IN FUND INSTRUMENTS, ETC. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

         5.5 RELIANCE ON EXPERTS. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Item 30.       Business and Other Connections of the Adviser and the Sub-Adviser

         The Adviser, a limited liability company organized under the laws of Delaware, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-[]).

         The Sub-Adviser, a Delaware limited liability company, acts as investment sub-adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Sub-Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Sub-Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-57939).

         Item 31.       Location of Accounts and Records

         The accounts and records of the Registrant are maintained in part at the office of the Adviser at 2455 Corporate West Drive, Lisle, Illinois 60532, in part at the office of the Sub-Adviser at [ ], and in part at the offices of the Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent at [ ].

         Item 32.       Management Services

                  Not applicable.

         Item 33.       Undertakings

1. Registrant undertakes to suspend the offering of Common Shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.       Not applicable.

3.       Not applicable.

4.       Not applicable.

5. Registrant undertakes that, for the purpose of determining any liability under the 1933 Act the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

         Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of Lisle, State of Illinois, on the 4th day of January, 2005.


                            By: /s/ Nicholas Dalmaso
                               --------------------------------
                            By: Nicholas Dalmaso, Trustee


         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 4th day of January, 2005.



Chief Executive Officer:

/s/ Nicholas Dalmaso
-----------------------
Nicholas Dalmaso                     Trustee, Chief Legal and Executive Officer,
                                     Chief Financial Officer and Treasurer